                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01519

                       STATE FARM ASSOCIATES' FUNDS TRUST
               (Exact name of registrant as specified in charter)

                              One State Farm Plaza
                           Bloomington, IL 61710-0001
               (Address of principal executive offices) (Zip code)

        Michael L. Tipsord                                Alan Goldberg
       One State Farm Plaza                          Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001                   Three First National Plaza
                                                 70 West Madison St., Suite 3300
                                                      Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-800-447-0740

                       Date of fiscal year end: 11/30/2003

                      Date of reporting period: 11/30/2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO] STATE FARM INSURANCE                                    November 30, 2003
Mutual Funds (R)

                                              State Farm Associates' Funds Trust

                                                         A N N U A L R E P O R T

State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund


                              Table of Contents
                  Message to Shareowners.................  1

                  Schedule of Investments

                    State Farm Growth Fund...............  4

                    State Farm Balanced Fund.............  6

                    State Farm Interim Fund.............. 10

                    State Farm Municipal Bond Fund....... 11

                  Financial Statements

                    Statements of Assets and Liabilities. 20

                    Statements of Operations............. 21

                    Statements of Changes in Net Assets.. 22

                    Notes to Financial Statements........ 24

                  Financial Highlights................... 28

                  Report of Independent Auditors......... 33

                  Management Information................. 34

                        This report must be accompanied or preceded by a prospectus for the State Farm Associates' Funds Trust.
                        Distributor: State Farm VP Management Corp.

                                 annual report

Message to Shareowners of State Farm Associates' Funds Trust

Enclosed is the State Farm Associates' Fund Trust Annual Report for the 12 months ended November 30, 2003. Within this annual report, for each of the four funds offered by the Trust, you will find information such as: historical performance returns, industry benchmark performance comparisons, audited financial information and lists of portfolio holdings. We encourage your review and consideration of this entire report.

The funds' returns for this year reflected the U.S. economy, U.S. stock market and U.S. bond market within the same period. As the economy grew, the stock market posted its first overall positive year since 1999 while high quality fixed income investments, as a group, underperformed stocks. As a result, while all four funds had positive returns, the stock portfolios of the Growth and Balanced Funds brought those funds' returns above the Interim and Municipal Bond Funds.

As you consider the returns for the period ended November 30, 2003, it is appropriate to also consider our overall investment strategy, which has not changed. We continued to invest in companies that were involved in businesses which we considered to be essential. We continued to hold widely diversified portfolios. We invested with a long term horizon. We invested in firms that we thought were well financed, generated cash and generally paid dividends. We focused on risk assessment as well as growth potential when analyzing firms.

In the fixed income portfolios of the funds we continued to purchase good quality bonds of varying maturities. The funds did not purchase high yield or below investment grade bonds. Generally, we maintained a laddered bond maturity structure within the fixed income portfolios which means significant amounts of bonds are scheduled to mature each year.

As you review the returns for the funds, it is important to realize that historical returns are not good indicators of near term investments results.

On the next two pages is additional discussion of factors impacting performance, specific to each of the four funds.

Thank you for investing with State Farm Mutual Funds(R).

                                          Sincerely,

                                          State Farm Investment Management Corp.

                      STATE FARM ASSOCIATES' FUNDS TRUST


State Farm Growth Fund

Investment Strategy Impacting Performance
The Growth Fund seeks long-term growth of capital, which may be supplemented by income. The Fund's managers choose stocks for the Fund's portfolio based on assessments of the stock's long-term potential to generate capital gains, but may also consider a stock's long-term potential to generate growth in dividend income.

How the Growth Fund Performed
The Growth Fund generated a total return of 13.06% in the 12 month period ended November 30, 2003. The total return of the S&P 500(R) Index was 15.09% over the same time period.

Reasons for the Growth Fund's Performance
The Growth Fund's positive return reflected the overall positive returns of the equity markets that rebounded after three consecutive years of negative returns. The performance of the Growth Fund's holdings of pharmaceutical firms, consumer product companies, chemical companies and international oil firms was below the total return of the S&P 500 Index. This caused the Growth Fund to perform slightly under the S&P 500 Index.

Portfolio holding changes included additions to holdings of financial service firms, electrical manufacturing firms, oil and gas companies, media firms and technology companies. The Growth Fund reduced its positions in consumer product firms, telecommunications operators, and telecommunication equipment firms.

Financial highlights for this fund can be found on page 28.

Performance Comparison
The following graph compares a $10,000 investment in the Growth Fund over the last ten years to a theoretical investment of the same amount in the S&P 500 Index*:

                                    [CHART]

              Comparison of change in value of $10,000 investment
                        for the years ended November 30

          Growth Fund       S & P 500*
1993       $10,000           $10,000
1994        10,402            10,387
1995        13,904            13,133
1996        16,697            16,297
1997        20,839            21,531
1998        24,625            26,266
1999        29,039            33,008
2000        28,692            35,018
2001        25,705            26,297
2002        22,979            22,325
2003        25,980            26,968

Past performance does not guarantee future results. The investment return and principal value of an investment in the fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. These figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund's Average Annual Total Return

1 YEAR     5 YEAR     10 YEAR
13.06%      1.08%      10.02%



 *The S&P 500(R) Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.

 The S&P 500(R) Index represents an unmanaged group of stocks that differs from the composition of the Growth Fund. Unlike an investment in the Growth Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

State Farm Balanced Fund

Investment Strategy Impacting Performance
The Balanced Fund seeks long-term growth of principal while providing some current income. The Fund invests in common stocks and bonds. At November 30, 2003 common stocks represented 62% of total assets and bonds or short-term investments made up 38%.

How the Balanced Fund Performed
The Balanced Fund generated a total return of 11.44% in the 12 month period ended November 30, 2003. The total return of the benchmark S&P 500 index was 15.09% over the same time period. The fixed income benchmark Lehman Brothers Intermediate Gov/Credit Index reflected a total return of 5.66% over the same time period.

Reasons for the Balanced Fund's Performance
The Balanced Fund's positive return reflected the overall positive returns of the equity markets that rebounded after three consecutive years of negative returns. The performance of the Balanced Fund's holdings of pharmaceutical firms, consumer product companies, chemical companies and international oil firms was below the total return of the S&P 500 Index. This contributed to performance below the S&P 500 Index. The high quality bond holdings provided dependable performance, but at a level less than the equity market.

Portfolio holding changes included additions to holdings of financial service firms, electrical manufacturing firms, oil and gas companies, media firms and technology companies. The Balanced Fund reduced its positions in consumer product firms, telecommunications operators, and telecommunication equipment firms.

Financial highlights for this fund can be found on page 29.

Performance Comparison
The following graph compares a $10,000 investment in the Balanced Fund over the last ten years to a theoretical investment of the same amount in the S&P 500 Index* and the Lehman Brothers Intermediate Government/Credit Index**:

                                    [CHART]

              Comparison of change in value of $10,000 investment
                        for the years ended November 30

           Balanced        S&P           Lehman Bros.
             Fund          500*     Intermediate Gov/Credit**
1993       $10,000       $10,000           $10,000
1994        10,398        10,387             9,817
1995        13,156        13,133            11,244
1996        15,232        16,297            11,899
1997        17,873        21,531            12,652
1998        20,146        26,266            13,774
1999        22,103        33,008            13,929
2000        22,317        35,018            15,011
2001        21,285        26,297            16,751
2002        20,261        22,325            17,905
2003        22,580        26,968            18,918


Past performance does not guarantee future results. The investment return and principal value of an investment in the fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. These figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund's Average Annual Total Return

1 YEAR     5 YEAR     10 YEAR
11.44%      2.31%      8.49%

 *The S&P 500(R) Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.
**The Lehman Brothers Intermediate Gov/Credit Index contains approximately
  3,140 U.S. Treasury, corporate and other securities with an average maturity of about 4.53 years.
 The S&P 500(R) Index and the Lehman Brothers Intermediate Gov/Credit Index represent unmanaged groups of stocks and bonds that differ from the composition of the Balanced Fund. Unlike an investment in the Balanced Fund, theoretical investments in the indices do not reflect expenses. It is not possible to invest directly in an index.

State Farm Interim Fund

Investment Strategy Impacting Performance
The Interim Fund seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.

How the Interim Fund Performed
The Interim Fund produced a total return of 3.09% for the 12 month period ended November 30, 2003. During the same time period, the performance of the Lehman Brothers 1-5 Year U.S. Treasury Index was 2.76%.

Reasons for the Interim Fund's Performance
The general composition of the fund's portfolio changed very little over the year with primary investments consisting of U.S. Treasury issues, which mature regularly over the next six years. The weighted average maturity of the portfolio presently stands at 3.0 years, which is slightly shorter than a year ago. The high quality holdings of the fund provided a dependable flow of dividend income that generated a return slightly above the Lehman Brothers 1-5 year U.S. Treasury Index.

Financial highlights for this fund can be found on page 30.

Performance Comparison
The following graph compares a $10,000 investment in the Interim Fund over the last ten years to a theoretical investment of the same amount in the Lehman Brothers 1-5 year U.S. Treasury Index*:

                                    [CHART]

              Comparison of change in value of $10,000 investment
                        for the years ended November 30

                        Lehman Bros.
           Interim       1-5 Year
            Fund       Treasury Index*
1993       $10,000       $10,000
1994         9,797         9,936
1995        10,969        11,126
1996        11,550        11,763
1997        12,250        12,474
1998        13,281        13,497
1999        13,453        13,809
2000        14,499        14,823
2001        15,932        16,338
2002        16,953        17,306
2003        17,587        17,784

Past performance does not guarantee future results. The investment return and principal value of an investment in the fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. These figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund's Average Annual Total Return

1 YEAR     5 YEAR     10 YEAR
 3.09%      5.55%      5.81%



 *The Lehman Brothers 1-5 Year U.S. Treasury Index contains approximately 45
  U.S. Treasury Securities maturing within one to five years.

 The Lehman Brothers 1-5 Year U.S. Treasury Index represents an unmanaged group of bonds that differs from the composition of the Interim Fund. Unlike an investment in the Interim Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

State Farm Municipal Bond Fund

Investment Strategy Impacting Performance
The Municipal Bond Fund seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

How the Municipal Bond Fund Performed
The Municipal Bond Fund provided a total return of 6.16% over the 12 months ended November 30, 2003. During the same twelve months, the performance of the Lehman Brothers Municipal Bond Index was 6.65%.

Reasons for the Municipal Bond Fund's Performance
Municipal bonds purchased over the past twelve months had maturities ranging from 10-15 years. The average weighted maturity of the fund's present portfolio is approximately 8.25 years which is similar to the fund's position last year.

The general composition of the fund's investments has changed very little since our last annual report. An intermediate maturity structure has been the orientation of the fund's portfolio for the past several years. This resulted in a return slightly below the Lehman Brothers Municipal Bond Index.

Financial highlights for this fund can be found on page 31.

Performance Comparison
The following graph compares a $10,000 investment in the Municipal Bond Fund over the last ten years to a theoretical investment of the same amount in Lehman Brothers Municipal Bond Index*:

                                    [CHART]

              Comparison of change in value of $10,000 investment
                        for the years ended November 30

              Municipal        Lehman Bros.
              Bond Fund      Muni Bond Index*
1993           $10,000          $10,000
1994             9,647            9,475
1995            11,027           11,266
1996            11,595           11,928
1997            12,272           12,783
1998            13,112           13,775
1999            13,114           13,628
2000            14,018           14,743
2001            15,195           16,033
2002            16,167           17,046
2003            17,290           18,180

Past performance does not guarantee future results. The investment return and principal value of an investment in the fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. These figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund's Average Annual Total Return

1 YEAR     5 YEAR     10 YEAR
 6.16%      5.51%      5.63%



 *The Lehman Brothers Municipal Bond Index includes approximately 47,689 municipal bonds that have a minimum credit rating of Baa; have been issued as a part of an issue of at least $50 million; have an amount outstanding of at least $5 million; have been issued since December 31, 1990; and have a maturity of at least one year.

 The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that differs from the composition of the Municipal Bond Fund. Unlike an investment in the Municipal Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                November 30, 2003

                                                         Shares         Value
                                                        ---------   ------------
Common Stocks (97.2%)

Agriculture, Foods, & Beverage (7.1%)
   Archer-Daniels-Midland Co.                           3,477,500   $ 49,693,475
   Campbell Soup Co.                                       92,000      2,356,120
   Hershey Foods Corp.                                    113,200      8,795,640
   Kellogg Co.                                            930,000     33,266,100
   McCormick & Co. Inc.                                   428,600     12,296,534
   Pepsico Inc.                                           532,700     25,633,524
   Sysco Corp.                                            430,000     15,617,600
   The Coca-Cola Co.                                      763,400     35,498,100
                                                                    ------------
                                                                     183,157,093
                                                                    ------------
Banks (8.4%)
   AmSouth Bancorporation                                 333,637      8,003,952
   Bank of America Corp.                                  314,468     23,720,321
   Fifth Third Bancorp                                    191,000     11,102,830
   M&T Bank Corp.                                         150,600     14,136,822
   Northern Trust Corp.                                   144,000      6,458,400
   Popular Inc. ADR                                       830,316     39,157,702
   SouthTrust Corp.                                       690,000     22,183,500
   SunTrust Banks Inc.                                    251,400     17,861,970
   Wells Fargo & Co.                                    1,268,400     72,717,372
                                                                    ------------
                                                                     215,342,869
                                                                    ------------
Building Materials & Construction (1.8%)
   Vulcan Materials Co.                                 1,039,200     46,213,224
                                                        ---------   ------------
Chemicals (6.3%)
   Air Products & Chemicals Inc.                          830,000     39,790,200
   EI du Pont de Nemours and Co.                          496,104     20,568,472
   International Flavors &
      Fragrances Inc.                                     561,000     18,215,670
   Sigma-Aldrich Corp.                                  1,375,000     73,658,750
   The Dow Chemical Co.                                   243,000      9,124,650
                                                                    ------------
                                                                     161,357,742
                                                                    ------------
Computer Software & Services (4.2%)
   Automatic Data Processing Inc.                         149,000      5,696,270
   Check Point Software
      Technologies Ltd. (a)                               129,850      2,293,151
   Electronic Data Systems Corp.                          372,700      8,057,774
   Microsoft Corp.                                      3,031,000     77,896,700
   SAP AG                                                  93,300     14,358,091
                                                                    ------------
                                                                     108,301,986
                                                                    ------------
Computers (4.4%)
   Hewlett-Packard Co.                                  2,874,000     62,337,060
   International Business
      Machines Corp.                                      549,300     49,733,622
                                                                    ------------
                                                                     112,070,682
                                                                    ------------
Consumer & Marketing (7.2%)
   Colgate-Palmolive Co.                                  325,100     17,067,750
   HON Industries Inc.                                  1,439,200   $ 61,151,608
   McDonald's Corp.                                       499,600     12,804,748
   Nestle SA ADR                                          456,800     26,654,280
   The Gillette Co.                                       661,800     22,322,514
   The Procter & Gamble Co.                               404,800     38,957,952
   Unilever NV ADR                                        125,446      7,539,305
                                                                    ------------
                                                                     186,498,157
                                                                    ------------
Electronic/Electrical Mfg. (8.9%)
   Agilent Technologies Inc. (a)                          548,071     15,499,448
   Applied Materials Inc. (a)                             440,800     10,711,440
   Emerson Electric Co.                                   146,800      8,960,672
   General Electric Co.                                 2,834,200     81,256,514
   Intel Corp.                                          2,029,500     67,846,185
   KLA Tencor Corp. (a)                                   247,200     14,488,392
   Linear Technology Corp.                                703,200     30,336,048
                                                                    ------------
                                                                     229,098,699
                                                                    ------------
Financial Services (4.3%)
   Citigroup Inc.                                       1,429,533     67,245,232
   MBNA Corp.                                             837,675     20,539,791
   Wachovia Corp.                                         477,800     21,859,350
                                                                    ------------
                                                                     109,644,373
                                                                    ------------
Health Care (18.0%)
   Abbott Laboratories                                    349,800     15,461,160
   Biomet Inc.                                          3,487,500    124,747,875
   Bristol-Myers Squibb Co.                               253,800      6,687,630
   Eli Lilly & Co.                                        947,200     64,940,032
   Johnson & Johnson                                    2,481,600    122,318,064
   Medtronic Inc.                                          80,000      3,616,000
   Merck & Co. Inc.                                       675,700     27,433,420
   Pfizer Inc.                                          2,951,100     99,009,405
                                                                    ------------
                                                                     464,213,586
                                                                    ------------
Machinery & Manufacturing (3.7%)
   3M Co.                                                 497,000     39,282,880
   AptarGroup Inc.                                        190,800      6,660,828
   Caterpillar Inc.                                       421,700     32,070,285
   Illinois Tool Works Inc.                               207,400     16,197,940
                                                                    ------------
                                                                      94,211,933
                                                                    ------------
Media & Broadcasting (4.0%)
   Reuters Group PLC ADR                                  155,433      4,007,063
   SBS Broadcasting SA ADR (a)                            360,181     12,156,109
   The Walt Disney Co.                                  2,619,540     60,485,178
   Viacom Inc. Class B                                    665,400     26,163,528
                                                                    ------------
                                                                     102,811,878
                                                                    ------------
Mining & Metals (1.5%)
   BHP Billiton Plc                                       941,859      7,067,706

                See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               November 30, 2003

                                                       Shares         Value
                                                     ----------   --------------
Common Stocks (Cont.)

Mining & Metals (Cont.)
   Newmont Mining Corp.
      Holding Co.                                        36,700   $    1,766,738
   Nucor Corp.                                          132,800        7,451,408
   Rio Tinto PLC ADR                                    226,800       22,283,100
                                                                  --------------
                                                                      38,568,952
                                                                  --------------
Oil & Gas (8.2%)
   Anadarko Petroleum Corp.                             105,100        4,722,143
   BG Group PLC                                       1,024,900        4,828,828
   BP Amoco PLC ADR                                     523,092       22,330,797
   ChevronTexaco Corp.                                  530,000       39,803,000
   Devon Energy Corp.                                   106,102        5,237,195
   Exxon Mobil Corp.                                  2,548,600       92,182,862
   Royal Dutch Petroleum Co. ADR                        516,300       23,181,870
   Tidewater Inc.                                       154,191        4,257,214
   Western Gas Resources Inc.                           304,300       13,480,490
                                                                  --------------
                                                                     210,024,399
                                                                  --------------
Retailers (3.3%)
   Home Depot Inc.                                      396,400       14,571,664
   Wal-Mart Stores Inc.                               1,270,500       70,690,620
                                                                  --------------
                                                                      85,262,284
                                                                  --------------
Telecom & Telecom Equipment (5.5%)
   ADC Telecommunications Inc. (a)                    1,800,000        4,428,000
   BellSouth Corp.                                      485,300       12,632,359
   Cisco Systems Inc. (a)                             1,065,600       24,146,496
   Corning Inc. (a)                                   1,284,600       14,721,516
   Motorola Inc.                                        792,000       11,119,680
   Nokia Corp. ADR                                    1,059,400       19,048,012
   SBC Communications Inc.                            1,497,512       34,862,079
   Verizon Communications                               411,000       13,468,470
   Vodafone Group PLC ADR                               336,900        7,866,615
                                                                  --------------
                                                                     142,293,227
                                                                  --------------
Utilities & Energy (0.4%)
   Duke Energy Corp.                                    541,400        9,766,856
                                                                  --------------
Total Common Stocks
   (cost $1,315,389,442)                                           2,498,837,940
                                                                  --------------
Short-term Investments (2.4%)
   JP Morgan Vista Treasury Plus
      Money Market Fund                              62,148,151   $   62,148,151
                                                                  --------------
Total Short-term Investments
   (cost $62,148,151)                                                 62,148,151
                                                                  --------------
TOTAL INVESTMENTS (99.6%)
   (cost $1,377,537,593)                                           2,560,986,091

OTHER ASSETS, NET OF LIABILITIES (0.4%)                               10,201,020
                                                                  --------------
NET ASSETS (100.0%)                                               $2,571,187,111
                                                                  ==============
(a) Non-income producing security.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                November 30, 2003

                                                          Shares        Value
                                                        ---------   ------------
Common Stocks (62.3%)

Agriculture, Foods, & Beverage (4.4%)
   Archer-Daniels-Midland Co.                             940,561   $ 13,440,617
   Campbell Soup Co.                                       26,000        665,860
   Hershey Foods Corp.                                     17,200      1,336,440
   Kellogg Co.                                            310,000     11,088,700
   Pepsico Inc.                                            98,200      4,725,384
   Sara Lee Corp.                                          58,000      1,191,900
   The Coca-Cola Co.                                      190,000      8,835,000
                                                                    ------------
                                                                      41,283,901
                                                                    ------------
Banks (5.5%)
   AmSouth Bancorporation                                  52,312      1,254,965
   Bank of America Corp.                                   44,900      3,386,807
   Fifth Third Bancorp                                     56,600      3,290,158
   M&T Bank Corp.                                          30,400      2,853,648
   Northern Trust Corp.                                    41,000      1,838,850
   Popular Inc. ADR                                       166,924      7,872,136
   SouthTrust Corp.                                       198,000      6,365,700
   SunTrust Banks Inc.                                     54,300      3,858,015
   Wells Fargo & Co.                                      373,800     21,429,954
                                                                    ------------
                                                                      52,150,233
                                                                    ------------
Building Materials & Construction (0.8%)
   Vulcan Materials Co.                                   160,200      7,124,094
                                                                    ------------
Chemicals (3.7%)
   Air Products & Chemicals Inc.                          230,000     11,026,200
   EI du Pont de Nemours and Co.                          108,705      4,506,909
   International Flavors & Fragrances
      Inc.                                                120,000      3,896,400
   Sigma-Aldrich Corp.                                    245,500     13,151,435
   The Dow Chemical Co.                                    69,000      2,590,950
                                                                    ------------
                                                                      35,171,894
                                                                    ------------
Computer Software & Services (1.8%)
   Automatic Data Processing Inc.                          28,900      1,104,847
   Microsoft Corp.                                        625,400     16,072,780
                                                                    ------------
                                                                      17,177,627
                                                                    ------------
Computers (3.2%)
   Hewlett-Packard Co.                                    754,000     16,354,260
   International Business
      Machines Corp.                                      152,100     13,771,134
                                                                    ------------
                                                                      30,125,394
                                                                    ------------
Consumer & Marketing (3.7%)
   HON Industries Inc.                                    160,000      6,798,400
   McDonald's Corp.                                        96,700      2,478,421
   Nestle SA ADR                                          101,000      5,893,350
   The Gillette Co.                                       300,000     10,119,000
   The Procter & Gamble Co.                                92,600      8,911,824
   Unilever NV ADR                                         22,857   $  1,373,706
                                                                    ------------
                                                                      35,574,701
                                                                    ------------
Electronic/Electrical Mfg. (5.3%)
   Agilent Technologies Inc. (a)                          143,787      4,066,296
   Applied Materials Inc. (a)                             114,400      2,779,920
   Emerson Electric Co.                                    31,200      1,904,448
   General Electric Co.                                   635,700     18,225,519
   Intel Corp.                                            530,700     17,741,301
   KLA Tencor Corp. (a)                                    37,400      2,192,014
   Linear Technology Corp.                                 81,600      3,520,224
   Texas Instruments Inc.                                   6,300        187,488
                                                                    ------------
                                                                      50,617,210
                                                                    ------------
Financial Services (3.1%)
   American Express Co.                                    50,500      2,308,355
   Citigroup Inc.                                         307,000     14,441,280
   MBNA Corp.                                             240,975      5,908,707
   Wachovia Corp.                                         151,400      6,926,550
                                                                    ------------
                                                                      29,584,892
                                                                    ------------
Health Care (12.1%)
   Allergan Inc.                                           77,400      5,784,102
   Beckman Coulter Inc.                                    20,100      1,028,115
   Biomet Inc.                                            911,250     32,595,412
   Bristol-Myers Squibb Co.                                36,100        951,235
   Eli Lilly & Co.                                        212,000     14,534,720
   Johnson & Johnson                                      417,700     20,588,433
   Medtronic Inc.                                          21,600        976,320
   Merck & Co. Inc.                                       144,100      5,850,460
   Pfizer Inc.                                            960,000     32,208,000
                                                                    ------------
                                                                     114,516,797
                                                                    ------------
Machinery & Manufacturing (2.8%)
   3M Co.                                                 124,600      9,848,384
   AptarGroup Inc.                                         45,900      1,602,369
   Caterpillar Inc.                                       131,200      9,977,760
   Illinois Tool Works Inc.                                65,300      5,099,930
                                                                    ------------
                                                                      26,528,443
                                                                    ------------
Media & Broadcasting (3.9%)
   Lee Enterprises Inc. Class A                            42,000      1,806,840
   Lee Enterprises Inc. Class B (b)                        42,000      1,806,840
   Reuters Group PLC ADR                                  200,433      5,167,163
   The Walt Disney Co.                                  1,065,995     24,613,824
   Viacom Inc. Class B                                     98,900      3,888,748
                                                                    ------------
                                                                      37,283,415
                                                                    ------------
Mining & Metals (1.6%)
   Newmont Mining Corp. Holding Co.                        29,200      1,405,688
   Nucor Corp.                                            109,200      6,127,212

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               November 30, 2003

                                                         Shares         Value
                                                        ---------   ------------
Common Stocks (Cont.)

Mining & Metals (Cont.)
   Rio Tinto PLC ADR                                       73,250   $  7,196,813
                                                                    ------------
                                                                      14,729,713
                                                                    ------------

Oil & Gas (5.1%)
   BG Group PLC                                           256,800      1,209,916
   BP Amoco PLC ADR                                       115,786      4,942,904
   ChevronTexaco Corp.                                    144,000     10,814,400
   Devon Energy Corp.                                      38,085      1,879,876
   Exxon Mobil Corp.                                      448,000     16,204,160
   Royal Dutch Petroleum Co. ADR                          216,400      9,716,360
   Western Gas Resources Inc.                              79,300      3,512,990
                                                                    ------------
                                                                      48,280,606
                                                                    ------------

Retailers (1.7%)
   Home Depot Inc.                                         32,800      1,205,728
   Wal-Mart Stores Inc.                                   276,700     15,395,588
                                                                    ------------
                                                                      16,601,316
                                                                    ------------

Telecom & Telecom Equipment (3.4%)
   ADC Telecommunications Inc. (a)                      1,032,800      2,540,688
   BellSouth Corp.                                         47,800      1,244,234
   Cisco Systems Inc. (a)                                 207,400      4,699,684
   Corning Inc. (a)                                       372,300      4,266,558
   Motorola Inc.                                          192,000      2,695,680
   Nokia Corp. ADR                                        144,900      2,605,302
   SBC Communications Inc.                                470,024     10,942,159
   Verizon Communications                                  38,700      1,268,199
   Vodafone Group PLC ADR                                  87,500      2,043,125
                                                                    ------------
                                                                      32,305,629
                                                                    ------------

Utilities & Energy (0.2%)
   Duke Energy Corp.                                      125,900      2,271,236
                                                                    ------------

Total Common Stocks
   (cost $302,540,396)                                               591,327,101
                                                                    ------------

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (22.9%)

Agriculture, Foods, & Beverage (1.7%)
   Pioneer Hi-Bred International Inc.
   5.750%, 01/15/2009                                   $3,000,000   $ 3,265,875
   Archer-Daniels-Midland Co.
   5.870%, 11/15/2010                                    2,950,000     3,190,557
   The Coca-Cola Co.
   5.750%, 03/15/2011                                    3,000,000     3,247,929
   HJ Heinz Co.
   6.625%, 07/15/2011                                    3,000,000     3,382,317
   Sara Lee Corp.
   6.250%, 09/15/2011                                    2,000,000     2,208,656
   Kraft Foods Inc.
   6.250%, 06/01/2012                                   $1,000,000   $ 1,079,192
                                                                     -----------
                                                                      16,374,526
                                                                     -----------

Automotive (0.3%)
   Daimler Chrysler North America
   6.900%, 09/01/2004                                    3,000,000     3,102,120
                                                                     -----------

Building Materials & Construction (1.0%)
   Leggett & Platt Inc.
   7.650%, 02/15/2005                                    3,000,000     3,203,760
   Masco Corp.
   6.750%, 03/15/2006                                    3,000,000     3,265,614
   Vulcan Materials Co.
   6.000%, 04/01/2009                                    3,000,000     3,245,067
                                                                     -----------
                                                                       9,714,441
                                                                     -----------

Chemicals (1.0%)
   PPG Industries Inc.
   6.750%, 08/15/2004                                    3,000,000     3,085,680
   EI du Pont de Nemours and Co.
   6.750%, 10/15/2004                                    3,250,000     3,396,325
   The Dow Chemical Co.
   6.125%, 02/01/2011                                    3,000,000     3,176,562
                                                                     -----------
                                                                       9,658,567
                                                                     -----------

Computers (0.3%)
   International Business
      Machines Corp.
   5.375%, 02/01/2009                                    3,000,000     3,217,326
                                                                     -----------

Consumer & Marketing (2.6%)
   Hasbro Inc.
   5.600%, 11/01/2005                                    2,000,000     2,100,000
   Kimberly Clark Corp.
   7.100%, 08/01/2007                                    3,000,000     3,398,559
   Avery Dennison Corp.
   5.900%, 12/01/2008                                    5,000,000     5,378,870
   The Procter & Gamble Co.
   6.875%, 09/15/2009                                    3,000,000     3,443,886
   Unilever Capital Corp.
   7.125%, 11/01/2010                                    3,000,000     3,476,271
   Clorox Co.
   6.125%, 02/01/2011                                    3,000,000     3,304,836
   McDonald's Corp.
   6.000%, 04/15/2011                                    3,000,000     3,241,629
                                                                     -----------
                                                                      24,344,051
                                                                     -----------

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               November 30, 2003

                                                         Principal
                                                           amount       Value
                                                         ---------   -----------

Corporate Bonds (Cont.)

Electronic/Electrical Mfg. (0.4%)
   Emerson Electric Co.
   5.850%, 03/15/2009                                   $3,000,000   $ 3,286,266
                                                                     -----------

Financial Services (2.3%)
   Household Finance Corp.
   7.200%, 07/15/2006                                    3,000,000     3,321,867
   Toyota Motor Credit
   5.650%, 01/15/2007                                    2,000,000     2,186,398
   JP Morgan Chase & Co.
   5.350%, 03/01/2007                                    1,000,000     1,063,199
   Citigroup Inc.
   5.000%, 03/06/2007                                    1,000,000     1,057,015
   Ford Motor Credit Co.
   5.800%, 01/12/2009                                    3,000,000     3,000,588
   General Electric Capital Corp.
   7.375%, 01/19/2010                                    2,000,000     2,327,036
   General Motors Acceptance Corp.
   7.750%, 01/19/2010                                    3,000,000     3,283,896
   BellSouth Capital Funding Corp.
   7.750%, 02/15/2010                                    3,000,000     3,525,657
   Wells Fargo Financial
   6.125%, 04/18/2012                                    2,000,000     2,180,938
                                                                     -----------
                                                                      21,946,594
                                                                     -----------

Health Care (2.2%)
   American Home Products
   6.250%, 03/15/2006                                    2,000,000     2,147,668
   Abbott Laboratories
   5.625%, 07/01/2006                                    3,000,000     3,213,117
   Bristol-Myers Squibb Co.
   4.750%, 10/01/2006                                    3,000,000     3,151,071
   Johnson & Johnson
   6.625%, 09/01/2009                                    3,000,000     3,441,045
   Becton Dickinson & Co.
   7.150%, 10/01/2009                                    3,000,000     3,481,608
   Eli Lilly & Co.
   6.000%, 03/15/2012                                    2,000,000     2,188,176
   Merck & Co. Inc.
   4.375%, 02/15/2013                                    2,000,000     1,958,956
   Schering Plough Corp.
   5.300%, 12/01/2013                                    1,000,000       998,308
                                                                     -----------
                                                                      20,579,949
                                                                     -----------

Machinery & Manufacturing (2.1%)
   United Technologies Corp.
   7.000%, 09/15/2006                                    3,000,000     3,320,193
   Illinois Tool Works Inc.
   5.750%, 03/01/2009                                    3,000,000     3,268,341
   Caterpillar Inc.
   7.250%, 09/15/2009                                    3,000,000     3,484,980
   Honeywell International Inc.
   7.500%, 03/01/2010                                    3,000,000     3,513,561
   Deere & Co.
   7.850%, 05/15/2010                                   $3,000,000   $ 3,600,885
   Dover Corp.
   6.500%, 02/15/2011                                    2,000,000     2,230,414
                                                                     -----------
                                                                      19,418,374
                                                                     -----------

Media & Broadcasting (1.0%)
   The Walt Disney Co.
   5.500%, 12/29/2006                                    2,000,000     2,125,628
   Gannett Co.
   5.500%, 04/01/2007                                    1,000,000     1,073,761
   The Washington Post Co.
   5.500%, 02/15/2009                                    3,000,000     3,239,664
   Knight-Ridder Inc.
   7.125%, 06/01/2011                                    3,000,000     3,439,047
                                                                     -----------
                                                                       9,878,100
                                                                     -----------

Mining & Metals (0.6%)
   Alcan Inc.
   6.450%, 03/15/2011                                    2,000,000     2,224,036
   Alcoa Inc.
   6.500%, 06/01/2011                                    3,000,000     3,374,328
                                                                     -----------
                                                                       5,598,364
                                                                     -----------

Oil & Gas (0.7%)
   Northern Illinois Gas
   5.875%, 08/15/2008                                    3,000,000     3,190,290
   Texaco Capital
   5.500%, 01/15/2009                                    3,000,000     3,251,622
                                                                     -----------
                                                                       6,441,912
                                                                     -----------

Retailers (0.7%)
   Albertsons Inc.
   6.950%, 08/01/2009                                    3,000,000     3,327,399
   Wal-Mart Stores Inc.
   6.875%, 08/10/2009                                    3,000,000     3,436,671
                                                                     -----------
                                                                       6,764,070
                                                                     -----------

Telecom & Telecom Equipment (3.0%)
   Vodafone Group PLC
   7.625%, 02/15/2005                                    3,000,000     3,203,655
   Deutsche Telekom International
      Financial
   8.250%, 06/15/2005                                    3,000,000     3,259,389
   US West Communications
   5.625%, 11/15/2008                                    5,000,000     4,900,000
   AT&T Corp.
   6.000%, 03/15/2009                                    3,000,000     3,186,822
   Motorola Inc.
   7.625%, 11/15/2010                                    3,000,000     3,415,563

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                        Principal
                                                         amount        Value
                                                      -----------   ------------

Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
   Verizon New Jersey Inc.
   5.875%, 01/17/2012                                 $ 3,000,000   $  3,164,673
   SBC Communications Inc.
   5.875%, 02/01/2012                                   3,000,000      3,169,383
   Telstra Corp. Ltd.
   6.375%, 04/01/2012                                   2,000,000      2,203,596
   Alltel Corp.
   7.000%, 07/01/2012                                   2,000,000      2,276,146
                                                                    ------------
                                                                      28,779,227
                                                                    ------------

Utilities & Energy (3.0%)
   Alabama Power Co.
   7.125%, 08/15/2004                                   3,000,000      3,119,376
   Virginia Electric & Power
   5.375%, 02/01/2007                                   3,000,000      3,189,579
   PPL Electric Utilities
   5.875%, 08/15/2007                                   2,000,000      2,163,638
   Duke Energy Corp.
   7.375%, 03/01/2010                                   3,000,000      3,452,379
   IES Utilities
   6.750%, 03/15/2011                                   2,000,000      2,196,850
   Florida Power Corp.
   6.650%, 07/15/2011                                   3,000,000      3,367,143
   Wisconsin Public Service
   6.125%, 08/01/2011                                   3,000,000      3,291,591
   Pacificorp
   6.900%, 11/15/2011                                   2,000,000      2,283,158
   Tampa Electric Co.
   6.875%, 06/15/2012                                   3,000,000      3,312,246
   Midamerican Energy Co.
   5.125%, 01/15/2013                                   2,000,000      2,029,718
                                                                    ------------
                                                                      28,405,678
                                                                    ------------

Total Corporate Bonds
   (cost $198,601,895)                                               217,509,565
                                                                    ------------

Government Agency Securities (1.2%)

Federal National Mortgage Association
   6.000%, 05/15/2008                                  10,000,000     11,032,440
                                                                    ------------
Total Government Agency Securities
   (cost $9,723,283)                                                  11,032,440
                                                                    ------------
U.S. Treasury Obligations (9.7%)

U.S. Treasury Bonds
   11.625%, 11/15/2004                                  1,500,000      1,644,375
   9.375%, 02/15/2006                                  11,500,000     13,291,481
   10.375%, 11/15/2009                                  1,000,000      1,083,164
   10.000%, 05/15/2010                                $ 7,000,000   $  7,817,852

U.S. Treasury Notes
   7.250%, 05/15/2004                                   4,500,000      4,625,861
   7.250%, 08/15/2004                                   6,000,000      6,252,888
   6.500%, 05/15/2005                                   4,500,000      4,812,012
   5.875%, 11/15/2005                                   6,000,000      6,445,782
   5.500%, 02/15/2008                                   4,000,000      4,386,720
   5.750%, 08/15/2010                                   5,000,000      5,571,680
   5.000%, 08/15/2011                                   5,000,000      5,320,510
   4.875%, 02/15/2012                                  10,000,000     10,528,910
   4.375%, 08/15/2012                                  10,000,000     10,140,230
   3.875%, 02/15/2013                                  10,000,000      9,722,660
                                                                    ------------

Total U.S. Treasury Obligations
   (cost $88,656,730)                                                 91,644,125
                                                                    ------------

                                                         Shares         Value
                                                       ----------   ------------
Short-term Investments (3.2%)
   Citicorp,
      1.030%, 12/01/2003                                1,000,000      1,000,000
   Household Finance Corp.,
      0.990%, 12/01/2003                                9,000,000      9,000,000
   Citicorp,
      1.030%, 12/02/2003                               10,000,000      9,999,714
   JP Morgan Vista Treasury Plus
      Money Market Fund                                10,024,472     10,024,472
                                                                    ------------

Total Short-term Investments
   (cost $30,024,186)                                                 30,024,186
                                                                    ------------

TOTAL INVESTMENTS (99.3%)
   (cost $629,546,490)                                               941,537,417

OTHER ASSETS, NET OF LIABILITIES (0.7%)                                6,980,589
                                                                    ------------
NET ASSETS (100.0%)                                                 $948,518,006
                                                                    ============

(a)  Non-income producing security.

(b) Illiquid due to sales restrictions on Class B shares. At November 30, 2003, the value of this security amounted to $1,806,840 or 0.19% of net assets.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND
                             SCHEDULE OF INVESTMENTS
                               November 30, 2003

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
U.S. Treasury Obligations (96.3%)

U.S. Treasury Notes
   3.000%, 02/29/2004                                 $ 4,000,000   $  4,019,532
   7.250%, 05/15/2004                                   8,000,000      8,223,752
   2.875%, 06/30/2004                                   4,000,000      4,040,780
   7.250%, 08/15/2004                                   7,000,000      7,295,036
   7.875%, 11/15/2004                                   4,000,000      4,243,752
   5.875%, 11/15/2004                                   8,000,000      8,337,504
   7.500%, 02/15/2005                                   7,000,000      7,499,023
   6.500%, 05/15/2005                                   4,000,000      4,277,344
   6.500%, 08/15/2005                                   8,000,000      8,625,312
   5.875%, 11/15/2005                                   5,000,000      5,371,485
   5.750%, 11/15/2005                                  12,000,000     12,861,096
   5.625%, 02/15/2006                                   8,000,000      8,603,752
   4.625%, 05/15/2006                                   7,000,000      7,392,385
   6.500%, 10/15/2006                                  10,000,000     11,106,250
   3.500%, 11/15/2006                                  11,000,000     11,305,932
   6.250%, 02/15/2007                                   4,000,000      4,443,592
   4.375%, 05/15/2007                                   5,000,000      5,263,670
   6.625%, 05/15/2007                                  12,000,000     13,525,776
   3.250%, 08/15/2007                                  10,000,000     10,128,910
   6.125%, 08/15/2007                                   9,000,000     10,029,375
   5.500%, 02/15/2008                                  15,000,000     16,450,200
   5.625%, 05/15/2008                                   5,000,000      5,507,030
   3.250%, 08/15/2008                                   5,000,000      4,992,775
   4.750%, 11/15/2008                                  10,000,000     10,642,580
   5.500%, 05/15/2009                                  10,000,000     11,050,780
   6.000%, 08/15/2009                                  11,000,000     12,386,605
                                                                    ------------
Total U.S. Treasury Obligations
   (cost $211,392,212)                                               217,624,228
                                                                    ------------

                                                         Shares         Value
                                                        ---------   ------------

Short-term Investments (3.6%)
   JP Morgan Vista Treasury Plus
   Money Market Fund                                    8,186,879   $  8,186,879
                                                                    ------------

Total Short-term Investments
   (cost $8,186,879)                                                   8,186,879
                                                                    ------------

TOTAL INVESTMENTS (99.9%)
   (cost $219,579,091)                                               225,811,107

OTHER ASSETS, NET OF LIABILITIES (0.1%)                                  182,960
                                                                    ------------
NET ASSETS (100.0%)                                                 $225,994,067
                                                                    ============

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                November 30, 2003

                                                                                              Rating
                                                                      Coupon    Maturity     (Moody's    Principal
                                                                       rate       date      or S&P)(a)     amount         Value
                                                                      ------   ----------   ----------   ----------   -----------
Long-term Municipal Bonds (98.6%)

Alabama (1.6%)
   The Water Works and Sewer Board, Birmingham, Alabama, Water
      and Sewer Revenue Bonds, Series 1994 (Prerefunded to
      1-1-2004 @ 102)                                                 4.750%   01/01/2005      A1        $2,200,000   $ 2,250,248
   City of Birmingham, Alabama, General Obligation Refunding Bonds,
      Series 2002A                                                    5.500%   04/01/2013      Aaa        2,000,000     2,298,220
   Limestone County Board of Education, Alabama, Capital Outlay
      Tax Anticipation Warrants, Series 1998                          4.900%   07/01/2015      Aaa        2,465,000     2,605,579
                                                                                                                      -----------
                                                                                                                        7,154,047
                                                                                                                      -----------

Alaska (1.6%)
   Municipality of Anchorage, Alaska, 1994 General Obligation
      School Bonds                                                    5.400%   07/01/2005      Aaa        1,100,000     1,146,981
   Municipality of Anchorage, Alaska, 2000 General Obligation
      General Purpose Bonds, Series A (Prerefunded to 9-1-2010
      @ 100)                                                          5.625%   09/01/2013      Aaa        1,500,000     1,745,700
   Municipality of Anchorage, Alaska, Senior Lien Refunding
      Electric Revenue Bonds, 1996                                    6.500%   12/01/2014      Aaa        2,000,000     2,468,940
   Matanuska-Susitna Borough, Alaska, General Obligation School
      Bonds, 1999 Series A                                            5.000%   03/01/2015      Aaa        1,565,000     1,657,601
                                                                                                                      -----------
                                                                                                                        7,019,222
                                                                                                                      -----------

Arizona (3.6%)
   Deer Valley Unified School District No. 97 of Maricopa County,
      Arizona, School Improvement Bonds, Project of 1992, Series
      A (1993)                                                        5.125%   07/01/2004      Aaa        2,000,000     2,046,460
   City of Phoenix, Arizona, General Obligation Refunding Bonds,
      Series 1993 A                                                   5.300%   07/01/2006      Aa1        2,340,000     2,545,967
   Maricopa County, Arizona, Unified School District No. 69,
      Paradise Valley School Improvement Bonds, Series 1994A          7.100%   07/01/2008      A1         1,000,000     1,190,320
   Maricopa County, Arizona, Unified School District No. 69,
      Paradise Valley School Improvement Bonds, Series 1994A          7.000%   07/01/2009      A1         1,200,000     1,450,848
   Maricopa County, Arizona, Unified School District No. 69,
      Paradise Valley School Improvement Bonds, Series 1994A          7.000%   07/01/2010      A1         2,500,000     3,079,650
   Mesa Unified School District No. 4 of Maricopa County,
      Arizona, School Improvement Bonds, Project of 1995, Series
      D (1997) (Prerefunded to 7-1-2007 @ 100)                        4.750%   07/01/2010      Aaa        4,250,000     4,659,275
   Salt River Project Arizona Agricultural Improvement and Power
      District, Arizona, Salt River Project Electric System
      Refunding Revenue Bonds, 2002 Series C                          5.000%   01/01/2015      Aa2          900,000       983,286
                                                                                                                      -----------
                                                                                                                       15,955,806
                                                                                                                      -----------

Arkansas (2.1%)
   State of Arkansas, Federal Highway Grant Anticipation and Tax
      Revenue Bonds, General Obligation, Series 2002                  5.000%   08/01/2013      Aa2        5,000,000     5,522,150
   State of Arkansas, Federal Highway Grant Anticipation and Tax
      Revenue Bonds, General Obligation, Series 2002                  5.000%   08/01/2014      Aa2        2,000,000     2,187,020
   Van Buren Arkansas, School District 042, Refunded and
      Construction (b)                                                4.500%   04/01/2017      Aaa        1,295,000     1,315,098
                                                                                                                      -----------
                                                                                                                        9,024,268
                                                                                                                      -----------

California (6.2%)
   State of California, Various Purpose, General Obligation Bonds     6.000%   10/01/2006      A3         2,000,000     2,203,140
   Sacramento County, California, Sanitary District Financing
      Authority Revenue Bonds, 1995 (Escrowed to Maturity)            5.000%   12/01/2007      Aaa        2,830,000     3,089,483
   Sacramento County, California, Sanitary District Financing
      Authority Revenue Bonds, 1995 (Prerefunded 12-1-2007 @ 100)     5.000%   12/01/2008      Aaa        1,500,000     1,637,535
   State of California, Various Purpose, General Obligation Bonds     5.000%   02/01/2014      A3         3,600,000     3,769,740

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               November 30, 2003

                                                                                              Rating
                                                                      Coupon    Maturity     (Moody's    Principal
                                                                       rate       date      or S&P)(a)     amount        Value
                                                                      ------   ----------   ----------   ----------   -----------
Long-term Municipal Bonds (Cont.)

California (Cont.)

   Calleguas-Las Virgines, Public Financing Authority Revenue
      Bonds, Series A (Calleguas Municipal Water District Project)    5.000%   07/01/2015      Aaa       $1,000,000   $ 1,086,770
   State of California, Various Purpose General Obligation Bonds      5.250%   11/01/2015      A3         3,000,000     3,196,710
   Los Angeles Unified School District, County of Los Angeles,
      California, General Obligation Bonds, Series A 2003             5.375%   07/01/2016      Aaa        3,905,000     4,350,053
   State of California, Various Purpose General Obligation Bonds      5.000%   02/01/2017      A3         3,250,000     3,338,562
   San Diego Community College District, San Diego County,
      California, General Obligation Bonds, Election of 2002,
      Series 2003                                                     5.000%   05/01/2017      Aaa        1,355,000     1,450,961
   Chino Valley Unified School District, (County of San Bernadino,
      California) General Obligation Bonds, 2002 Election, Series B   5.000%   08/01/2017      Aaa        1,560,000     1,672,897
   State of California, General Obligation Bonds                      5.000%   12/01/2017      A3         1,500,000     1,530,960
                                                                                                                      -----------
                                                                                                                       27,326,811
                                                                                                                      -----------

Colorado (5.0%)
   Arapahoe County School District # 6, Colorado, Littleton Public
      Schools General Obligation Improvement Bonds, Series 1995A      5.000%   12/01/2007      Aa2        2,000,000     2,203,200
   Cherry Creek School District No. 5, (Arapahoe County, Colorado),
      General Obligation Bonds, Series 1999                           5.500%   12/15/2009      Aa2        2,000,000     2,302,520
   Mesa County Valley School District No. 51, County of Mesa, State
      of Colorado, General Obligation Bonds, Series 1996              5.300%   12/01/2010      Aaa        2,540,000     2,794,660
   St. Vrain School District # R3-1J, Colorado, General Obligation,
      Series 1997                                                     5.000%   12/15/2012      Aaa        3,135,000     3,391,631
   City of Boulder, Colorado, Open Space Acquisition Refunding
       Bonds, Series 1999                                             5.000%   08/15/2013      Aa1        1,855,000     2,019,260
   School District Number 12 Adams County, Colorado, (Adams 12 Five
      Star Schools), General Obligation Bonds, Series 2001A           5.250%   12/15/2013      Aaa        3,000,000     3,349,950
   El Paso County, Colorado, School District Number 2, Harrison,
      (El Paso County, Colorado) General Obligation Bonds,
      Series 2001                                                     5.500%   12/01/2014      Aaa        1,135,000     1,294,082
   Weld County School District 6, Weld County, Colorado, General
      Obligation Bonds, Series 2002                                   5.250%   12/01/2014      Aaa        1,365,000     1,509,554
   El Paso County, Colorado, School District Number 2, Harrison,
      (El Paso County, Colorado) General Obligation Bonds,
      Series 2001                                                     5.500%   12/01/2015      Aaa        1,170,000     1,325,259
   Weld County School District 6, Weld County, Colorado, General
      Obligation Bonds, Series 2002                                   5.250%   12/01/2016      Aaa        1,530,000     1,676,482
                                                                                                                      -----------
                                                                                                                       21,866,598
                                                                                                                      -----------

Connecticut (1.2%)
   State of Connecticut, General Obligation Bonds                     5.125%   11/15/2016      Aa3        5,000,000     5,398,250
                                                                                                                      -----------

Delaware (0.5%)
   The State of Delaware, General Obligation Bonds, Series 1994B
      (Prerefunded to 12-1-2004 @ 100)                                6.000%   12/01/2011      Aaa        1,125,000     1,179,371
   The State of Delaware, General Obligation Bonds, Series 1994B
      (Prerefunded to 12-1-2004 @ 100)                                6.000%   12/01/2012      Aaa        1,125,000     1,179,372
                                                                                                                      -----------
                                                                                                                        2,358,743
                                                                                                                      -----------

Florida (1.8%)
   State of Florida, State Board of Education, Public Education
      Capital Outlay Refunding Bonds, 1995 Series C                   5.125%   06/01/2008      Aa2        2,000,000     2,119,540

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                              Rating
                                                                      Coupon    Maturity     (Moody's     Principal
                                                                       rate       date      or S&P)(a)      amount        Value
                                                                      ------   ----------   ----------   -----------   -----------
Long-term Municipal Bonds (Cont.)

Florida (Cont.)
   State of Florida, State Board of Education, Public Education
      Capital Outlay, Refunding Bonds, 1999 Series B                  5.500%   06/01/2016      Aa2       $ 4,910,000   $ 5,552,915
                                                                                                                       -----------
                                                                                                                         7,672,455
                                                                                                                       -----------
Georgia (6.8%)
   Municipal Electric Authority of Georgia, General Power Revenue
      Bonds, Series 1993 A (Escrowed to Maturity)                     5.000%   01/01/2004      A2          1,500,000     1,504,635
   DeKalb County School District, Georgia, General Obligation
      Refunding Bonds, Series 1993                                    5.100%   07/01/2004      Aa2         1,205,000     1,232,848
   Forsyth County School District, Georgia, General Obligation
      Bonds, Series 1995 (Prerefunded to 7-1-2005 @ 102)              5.050%   07/01/2007      Aaa         3,215,000     3,466,702
   State of Georgia, General Obligation Bonds, Series 1996C           6.250%   08/01/2009      Aaa         3,590,000     4,254,401
   State of Georgia, General Obligation Bonds, Series 1995C           5.700%   07/01/2011      Aaa         2,000,000     2,329,640
   Gwinnett County Water & Sewer Authority, Georgia, Revenue
      Series 1998                                                     5.000%   08/01/2011      Aaa         4,000,000     4,423,000
   State of Georgia, General Obligation Bonds, Series 1995B           5.750%   03/01/2012      Aaa         3,000,000     3,499,260
   State of Georgia, General Obligation Bonds, Series 1997A           6.250%   04/01/2012      Aaa         3,000,000     3,611,670
   State of Georgia, General Obligation Bonds, Series B               5.125%   05/01/2014      Aaa         5,000,000     5,512,150
                                                                                                                       -----------
                                                                                                                        29,834,306
                                                                                                                       -----------
Hawaii (1.8%)
   City and County of Honolulu, Hawaii, General Obligation Bonds,
      1996 Series A                                                   5.400%   09/01/2009      Aaa         1,775,000     1,976,551
   City and County of Honolulu, Hawaii, General Obligation Bonds,
      1996 Series A (Prerefunded to 9-1-2008 @ 100)                   5.400%   09/01/2009      Aaa         2,225,000     2,525,754
   State of Hawaii, General Obligation Bonds of 1992, Series BW       6.375%   03/01/2011      Aa3         3,000,000     3,594,720
                                                                                                                       -----------
                                                                                                                         8,097,025
                                                                                                                       -----------
Idaho (0.4%)
   Joint School District No. 2, Ada & Canyon Counties, Idaho,
       General Obligation School Bonds, Series 1994                   5.000%   07/30/2004      Aa2         1,540,000     1,579,886
                                                                                                                       -----------

Illinois (5.6%)
   State of Illinois, General Obligation Bonds, Series of September
      1996                                                            5.450%   09/01/2009      Aaa         4,000,000     4,425,240
   Forest Preserve District of Kane County, Kane County, Illinois,
      General Obligation Bonds, Series 1999                           5.000%   12/30/2011      Aa3         2,500,000     2,753,625
   School District Number 112 (North Shore), Lake County, Illinois,
      Refunding School Bonds, Series 2002                             5.750%   12/01/2012      Aa1         3,750,000     4,363,237
   Lake County Forest Preserve District, Lake County, Illinois,
      General Obligation Land Acquisition and Development Bonds,
      Series 2000                                                     5.000%   12/15/2012      Aaa         2,000,000     2,171,380
   State of Illinois, General Obligation Bonds, Illinois, First
      Series of April 2001                                            5.375%   04/01/2013      Aaa         2,000,000     2,266,380
   DuPage County Forest Preserve District, Illinois, General
      Obligation, Series 1997 (Prerefunded to 10-1-2008 @ 100)        4.900%   10/01/2013      Aaa         3,785,000     4,146,846
   Community Unit School District Number 200, DuPage County,
      Illinois (Wheaton- Warrenville), General Obligation School
      Building Bonds, Series 1999                                     5.050%   02/01/2015      Aaa         2,195,000     2,325,976
   Community Unit School District Number 308, Kendall, Kane and
      Will Counties, Illinois, General Obligation School Bonds,
      Series 2003C                                                    5.000%   10/01/2015      Aaa         1,045,000     1,133,177
   Community Unit School District Number 308, Kendall, Kane and
      Will Counties, Illinois, General Obligation School Bonds,
      Series 2003C                                                    5.000%   10/01/2016      Aaa         1,100,000     1,180,751
                                                                                                                       -----------
                                                                                                                        24,766,612
                                                                                                                       -----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                             Rating
                                                                     Coupon    Maturity     (Moody's    Principal
                                                                      rate       date      or S&P)(a)     amount       Value
                                                                     ------   ----------   ----------   ----------   ----------
Long-term Municipal Bonds (Cont.)

Indiana (1.7%)
   Southwest Allen, Indiana, High School Building Corp.,
      1st Mortgage Refunding Bonds, Series 1996B                     4.850%   07/15/2006      Aaa       $2,125,000   $2,278,043
   Eagle-Union Community Schools Building Corporation, Boone
      County, Indiana, 1st Mortgage Refunding Bonds, Series 1999     4.875%   07/05/2015      Aaa        2,325,000    2,437,390
   Highland School Building Corporation, Lake County, Indiana,
      First Mortgage Refunding Bonds, Series 2003                    5.000%   07/10/2016      Aaa        2,635,000    2,824,773
                                                                                                                     ----------
                                                                                                                      7,540,206
                                                                                                                     ----------
Iowa (0.8%)
   Polk County, Iowa, Essential County Purpose General
      Obligation Bonds, Series 2001                                  5.000%   06/01/2014      Aaa        3,325,000    3,556,154
                                                                                                                     ----------

Kansas (1.2%)
   Unified School District No. 383, Riley County, Kansas,
      (Manhattan-Ogden) General Obligation Refunding Bonds,
      Series 2001                                                    5.000%   11/01/2014      Aaa        2,790,000    3,021,263
Kansas Development Finance Authority, Kansas Water Pollution
   Control Revolving Fund Revenue Bonds                              5.500%   05/01/2015      Aa1        2,000,000    2,321,960
                                                                                                                     ----------
                                                                                                                      5,343,223
                                                                                                                     ----------
Kentucky (1.5%)
   Louisville and Jefferson County Metropolitan Sewer District
      (Commonwealth of Kentucky), Sewer and Drainage System
      Revenue Bonds, Series 1999A                                    5.500%   05/15/2009      Aaa        2,720,000    3,098,651
   Jefferson County, Kentucky, General Obligation Refunding Bonds,
      Series 1998A                                                   4.600%   12/01/2013      Aa2        1,665,000    1,774,341
   Jefferson County, Kentucky, General Obligation Refunding Bonds,
      Series 1998A                                                   4.700%   12/01/2014      Aa2        1,745,000    1,852,893
                                                                                                                     ----------
                                                                                                                      6,725,885
                                                                                                                     ----------
Louisiana (2.2%)
   State of Louisiana, General Obligation Bonds, Series 1997 A       5.375%   04/15/2011      Aaa        5,000,000    5,546,300
   State of Louisiana, General Obligation Bonds, Series 2003 A       5.000%   05/01/2018      Aaa        4,000,000    4,257,520
                                                                                                                     ----------
                                                                                                                      9,803,820
                                                                                                                     ----------
Maryland (1.5%)
   Montgomery County, Maryland, General Obligation Consolidated
      Public Improvement, 1998 Series A                              4.875%   05/01/2013      Aaa        3,410,000    3,653,951
   State of Maryland, General Obligation Bonds, State and Local
      Facilities Loan of 2002, Second Series                         5.500%   08/01/2014      Aaa        1,295,000    1,505,826
   Baltimore County Maryland, General Obligation Bonds,
      Consolidated Public Improvement, Series 2002                   5.000%   09/01/2014      Aaa        1,250,000    1,375,700
                                                                                                                     ----------
                                                                                                                      6,535,477
                                                                                                                     ----------
Massachusetts (1.6%)
   Massachusetts Bay Transportation Authority, General
      Transportation System Bonds, Series C                          5.500%   03/01/2013      Aaa          125,000      142,001
   Town of Westborough Massachusetts, General Obligation Bonds,
      (Unlimited Tax)                                                5.000%   11/15/2016      Aa2        1,135,000    1,223,065
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2003, Series C                            5.250%   08/01/2017      Aa2        5,000,000    5,685,400
                                                                                                                     ----------
                                                                                                                      7,050,466
                                                                                                                     ----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                              Rating
                                                                     Coupon    Maturity     (Moody's     Principal
                                                                      rate       date      or S&P)(a)      amount      Value
                                                                     ------   ----------   ----------   ----------   ----------
Long-term Municipal Bonds (Cont.)

Michigan (3.3%)

   State of Michigan, General Obligation Bonds, Clean Michigan
      Initiative Program, Series 1999A                               5.500%   11/01/2009      Aa1       $3,140,000   $ 3,618,944
   Lake Orion Community School District, County of Oakland,
      State of Michigan, 2000 School Building and Site Bonds,
      (General Obligation - Unlimited Tax), Series A (Prerefunded
      to 5-1-2010 @ 100)                                             5.550%   05/01/2011      Aaa        2,500,000     2,888,150
   Northville Public Schools, Michigan, 1997 General Obligation
      School Building & Site & Refunding                             5.100%   05/01/2011      Aaa        3,800,000     4,144,470
   Clarkston Community Schools, County of Oakland, State of
      Michigan, 1998 Refunding Bonds (General Obligation-Unlimited
      Tax)                                                           4.850%   05/01/2012      Aaa        1,500,000     1,586,475
   Avondale School District, Oakland County, Michigan, 1999
      Refunding Bonds (Unlimited Tax General Obligation)             4.850%   05/01/2015      Aaa        1,000,000     1,046,650
   Avondale School District, Oakland County, Michigan, 1999
      Refunding Bonds (Unlimited Tax General Obligation)             4.900%   05/01/2016      Aaa        1,000,000     1,043,110
                                                                                                                     -----------
                                                                                                                      14,327,799
                                                                                                                     -----------
Minnesota (0.7%)
   Wayzata Independent School District #284, Minnesota,
      General Obligation School Building Refunding, Series 1998A     5.000%   02/01/2012      Aa2        3,000,000     3,243,720
                                                                                                                     -----------
Mississippi (1.1%)
   State of Mississippi, General Obligation Refunding Bonds,
      Series 2001                                                    5.500%   09/01/2013      Aa3        2,000,000     2,289,660
   State of Mississippi, General Obligation Refunding Bonds,
      Series 2002A                                                   5.500%   12/01/2015      Aa3        2,000,000     2,303,800
                                                                                                                     -----------
                                                                                                                       4,593,460
                                                                                                                     -----------
Missouri (1.1%)
   The School District of St. Joseph, (St. Joseph, Missouri),
      General Obligation School Building Bonds, Series 2000,
      (Missouri Direct Deposit Program)                              5.450%   03/01/2011      AA+        1,375,000     1,561,684
   Missouri Highways and Transportation Commission, State
      Road Bonds, Series A 2001                                      5.125%   02/01/2016      Aa2        3,000,000     3,261,810
                                                                                                                     -----------
                                                                                                                       4,823,494
                                                                                                                     -----------
Nebraska (3.3%)
   Omaha Public Power District, Nebraska, Electric System Revenue
      Bonds, 1993  Series B                                          5.100%   02/01/2005      Aa2        1,500,000     1,565,100
   Omaha Public Power District, Nebraska, Electric System Revenue
      Bonds, 1992 Series B (Escrowed to maturity)                    6.150%   02/01/2012      Aa2        6,000,000     7,093,980
   Omaha Public Power District, Nebraska, Electric System Revenue
      Bonds, 2002, Series B                                          5.000%   02/01/2013      Aa2        2,500,000     2,749,575
   Nebraska Public Power District Revenue Series A                   5.000%   01/01/2017      Aaa        3,000,000     3,200,880
                                                                                                                     -----------
                                                                                                                      14,609,535
                                                                                                                     -----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                               Rating
                                                                       Coupon    Maturity     (Moody's     Principal
                                                                        rate       date      or S&P)(a)     amount         Value
                                                                       ------   ----------   ----------   ----------    -----------
Long-term Municipal Bonds (Cont.)

New Hampshire (0.6%)
   City of Manchester, New Hampshire, (Manchester Water Works)
      Water Revenue  Bonds, Series 2003 (b)                            5.000%   12/01/2017       Aa2      $2,620,000    $ 2,798,501
                                                                                                                        ------------

New Jersey (1.8%)
   State of New Jersey, General Obligation Bonds, Various Purpose      5.250%   08/01/2014       Aa2       7,000,000      7,886,900
                                                                                                                        ------------

New York (0.5%)
   New York City, Municipal Water Finance Authority, Water and
      Sewer System  Revenue Bonds, Fiscal 2003, Series D               5.000%   06/15/2016       Aa2       2,000,000      2,140,860
                                                                                                                        ------------

North Carolina (2.1%)
   County of Buncombe, North Carolina, Refunding Bonds, Series 1993    5.100%   03/01/2004       Aa2       1,600,000      1,615,872
   Winston-Salem, North Carolina, Water and Sewer System Revenue
      Bonds, Series 1995B (Prerefunded to 6-1-2005 @ 102)              5.000%   06/01/2007       Aa2       1,325,000      1,423,726
   Winston-Salem, North Carolina, Water and Sewer System Revenue
      Bonds, Series 1995B (Prerefunded to 6-1-2005 @ 102)              5.100%   06/01/2008       Aa2       1,665,000      1,791,523
   County of Wake, North Carolina, General Obligation School Bonds,
      Series 1997                                                      4.900%   03/01/2009       Aaa       4,000,000      4,340,680
                                                                                                                        ------------
                                                                                                                          9,171,801
                                                                                                                        ------------

North Dakota (1.3%)
   Fargo, North Dakota, Water Revenue of 1993 (Escrowed to Maturity)   5.000%   01/01/2004       Aaa       2,000,000      2,006,260
   North Dakota Municipal Bond Bank, State Revolving Fund Program
      Bonds, Series 2003 B (b)                                         5.000%   10/01/2016       Aaa       2,115,000      2,266,709
   North Dakota Municipal Bond Bank, State Revolving Fund Program
      Bonds, Series 2003 B (b)                                         5.000%   10/01/2017       Aaa       1,225,000      1,301,648
                                                                                                                        ------------
                                                                                                                          5,574,617
                                                                                                                        ------------

Ohio (5.5%)
   Hilliard City School District, Ohio, General Obligation
      (Unlimited Tax) School Improvement Bonds, Series 2000            5.300%   12/01/2010       Aa2       2,000,000       2,285,780
   State of Ohio, Higher Education Capital Facilities, General
      Obligation Bonds, Series 2000A                                   5.250%   02/01/2011       Aa1       2,000,000       2,232,140
   State of Ohio, Full Faith & Credit General Obligation
      Infrastructure Improvement Bonds, Series 1997
      (Prerefunded to 8-1-2007 @ 101)                                  5.350%   08/01/2012       Aa1       5,000,000       5,644,300
   Lakota Local School District, County of Butler, Ohio,
      General Obligation Unlimited Tax School Improvement and
      Refunding Bonds, Series 2001                                     5.250%   12/01/2013       Aaa       2,780,000       3,088,997
   Mason City School District, Counties of Warren and Butler, Ohio,
      School Improvement Unlimited Tax General Obligation Bonds,
      Series 2001                                                      5.000%   12/01/2013       Aa2       2,000,000       2,174,580
   Delaware County, Ohio, General Obligation, Limited Tax, Sewer
      District Improvement Bonds, Series 1999                          4.900%   12/01/2015       Aaa       1,970,000       2,097,361
   City of Cincinnati, Ohio, Water System Revenue Bonds,
      Series 2003                                                      5.000%   12/01/2016       Aa2       1,140,000       1,217,862
   Ohio State University (A State University of Ohio) General
      Receipts Bonds, Series 2002 A                                    5.250%   12/01/2016       Aa2       5,095,000       5,618,409
                                                                                                                        ------------
                                                                                                                          24,359,429
                                                                                                                        ------------

Oklahoma (0.9%)
   Oklahoma City, Oklahoma, General Obligation Refunding Bonds,
      Series 1993                                                      5.300%   08/01/2005       Aa2       2,000,000     2,125,200
   City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999      5.250%   12/01/2009       Aa2       1,680,000     1,907,556
                                                                                                                        ------------
                                                                                                                         4,032,756
                                                                                                                        ------------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                                Rating
                                                                         Coupon    Maturity     (Moody's     Principal
                                                                          rate       date      or S&P)(a)     amount        Value
                                                                         ------   ----------   ----------   ----------   ----------
Long-term Municipal Bonds (Cont.)

Oregon (4.4%)

   Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997
      Series A                                                           5.000%   06/01/2011       Aaa      $4,000,000   $4,329,840
   Washington and Clackamas Counties School District #23J
      (Tigard-Tualatin), Oregon, General Obligation Bonds,
      Series 1995 (Prerefunded to 6-1-2006 @ 100)                        5.550%   06/01/2011       Aa3       2,000,000    2,193,980
   Deschutes County, Oregon, Administrative School District
      Number 1 (Bend-La Pine) General Obligation Bonds,
      Series 2001A                                                       5.500%   06/15/2014       Aaa       3,500,000    3,953,145
   Gresham-Barlow School District 10, Multnomah and Clackamas
      Counties, Oregon, General Obligation Bonds, Series 2001            5.500%   06/15/2014       Aaa       1,980,000    2,229,361
   Newberg School District No. 29J, Yamhill, Clackamas and
      Washington Counties, Oregon, General Obligation Bonds,
      Series 2002                                                        5.250%   06/15/2015       Aaa       3,640,000    4,070,467
   Reynolds School District 7, Multnomah County, Oregon, General
      Obligation Refunding Bonds Series 2000                             5.000%   06/15/2015       Aaa       2,135,000    2,367,651
                                                                                                                         ----------
                                                                                                                         19,144,444
                                                                                                                         ----------

Pennsylvania (0.5%)
   Commonwealth of Pennsylvania, General Obligation Bonds,
      First Series of 2001                                               5.000%   01/15/2013       Aa2       2,000,000    2,185,640
                                                                                                                         ----------

South Carolina (3.1%)
   Charleston County, South Carolina, General Obligation Bonds of
      1994 (ULT) (Escrowed to maturity)                                  5.400%   06/01/2005       Aa1       1,625,000    1,723,784
   State of South Carolina, General Obligation State Highway Bonds,
      Series 1995                                                        5.100%   08/01/2008       Aaa       1,700,000    1,837,496
   State of South Carolina, General Obligation State Highway Bonds,
      Series 1995                                                        5.250%   08/01/2009       Aaa       1,700,000    1,840,777
   City of Columbia, South Carolina, Waterworks and Sewer System
      Revenue Bonds, Series 1999                                         5.500%   02/01/2010       Aa2       2,675,000    3,058,113
   School District Number 1 of Richland County, South Carolina,
      General Obligation Bonds, Series 1999                              5.500%   03/01/2010       Aa1       1,800,000    2,052,180
   South Carolina Transportation, Infrastructure Revenue Series A        4.500%   10/01/2014       Aaa       2,750,000    2,862,283
                                                                                                                         ----------
                                                                                                                         13,374,633
                                                                                                                         ----------

South Dakota (1.1%)
   South Dakota, Housing Development Authority Homeownership
      Mortgage Bonds, 2001 Series D and 2001 Series E                    5.000%   05/01/2014       Aa1       4,680,000    4,903,938
                                                                                                                         ----------

Tennessee (4.2%)
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue
      Refunding Bonds, Series 1993                                       4.900%   01/01/2004       Aaa       1,500,000    1,504,470
   Nashville & Davidson County, Tennessee, General Obligation
      Refunding Bonds of 1993                                            5.000%   05/15/2005       Aa2       1,800,000    1,895,346
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue
      Refunding Bonds, Series 1996                                       5.250%   01/01/2008       Aaa       4,500,000    5,000,760
   Williamson County Tennessee, General Obligation Bonds Public
      Improvement Refunding Bonds, Series 2000                           5.000%   03/01/2012       Aa1       2,435,000    2,687,777
   Nashville & Davidson County, Tennessee, General Obligation
      Multi-Purpose Refunding Bonds, Series 2002                         5.000%   11/15/2013       Aa2       3,970,000    4,329,880
   Williamson County Tennessee, General Obligation Bonds Public
      Improvement Refunding Bonds, Series 2000                           5.000%   03/01/2014       Aa1       2,705,000    2,984,454
                                                                                                                         ----------
                                                                                                                         18,402,687
                                                                                                                         ----------

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                               Rating
                                                                       Coupon    Maturity     (Moody's    Principal
                                                                        rate       date      or S&P)(a)     amount         Value
                                                                       ------   ----------   ----------   ----------    -----------
Long-term Municipal Bonds (Cont.)

Texas (4.4%)
   Carrollton-Farmers Branch Independent School District (Dallas
      and Denton Counties, Texas) School Building Unlimited Tax
      Bonds, Series 1996 (Prerefunded to 2-15-2006 @ 100)              5.200%   02/15/2008       Aaa      $2,355,000    $ 2,539,090
   Carrollton-Farmers Branch Independent School District
      (Dallas County, Texas) School Building Unlimited Tax Bonds,
      Series 1999                                                      5.375%   02/15/2008       Aaa       1,000,000      1,118,600
   State of Texas, Public Finance Authority, General Obligation
      Refunding Bonds, Series 1996B (Prerefunded to 10-1-2006 @ 100)   5.400%   10/01/2008       Aa1       3,000,000      3,306,000
   Carrollton-Farmers Branch Independent School District
      (Dallas County, Texas) School Building Unlimited Tax Bonds,
      Series 1999                                                      5.500%   02/15/2009       Aaa       2,455,000      2,789,617
   Fort Worth Independent School District (Tarrant County, Texas),
      School Building Unlimited Tax Bonds, Series 2000                 5.500%   02/15/2010       Aaa       3,000,000      3,419,370
   City of San Antonio, Texas, Electric and Gas Systems Revenue
      Bonds, New Series 2000A (Prerefunded to 2-1-2010 @ 100)          5.750%   02/01/2012       Aa1       2,000,000      2,309,640
   McKinney Independent School District (Collin County, Texas),
      School Building Unlimited Tax Bonds, Series 2000                 5.125%   02/15/2012       Aaa       2,115,000      2,327,071
   Round Rock Independent School District, Williamson and Travis
      Counties, Texas, Unlimited Tax School Building and Refunding
      Bonds, Series 1999                                               4.750%   08/01/2015       Aaa       1,250,000      1,309,000
                                                                                                                        -----------
                                                                                                                         19,118,388
                                                                                                                        -----------

Utah (1.0%)
   Salt Lake County, Utah, General Obligation Jail Bonds, Series
      1995 (Prerefunded to 12-15-2005 @ 100)                           5.000%   12/15/2007       Aaa       2,780,000      2,981,077
   City of Provo, Utah County, Utah, General Obligation Library
      Bonds, Series 1999                                               5.250%   03/01/2009       Aaa       1,300,000      1,458,743
                                                                                                                        -----------
                                                                                                                          4,439,820
                                                                                                                        -----------

Virginia (1.5%)
   Virginia Housing Development Authority, Commonwealth Mortgage
      Bonds                                                            5.350%   01/01/2013       Aa1       2,885,000      3,063,639
   Virginia Public School Authority, School Financing Bonds
      (1997 Resolution), Series 2001A                                  5.000%   08/01/2014       Aa1       2,000,000      2,180,380
   Virginia Public School Authority, School Financing Bonds,
      (1997 Resolution) Series 1999A                                   5.000%   08/01/2016       Aaa       1,350,000      1,456,016
                                                                                                                        -----------
                                                                                                                          6,700,035
                                                                                                                        -----------

Washington (3.6%)
   Federal Way School District No. 210, King County, Washington,
      Unlimited Tax General Obligation and Refunding Bonds,
      Series 1993                                                      5.250%   12/01/2003       Aaa       2,520,000      2,520,000
   Lakewood School District No. 306, Snohomish County, Washington,
      Unlimited Tax General Obligation Bonds, 2000                     5.550%   12/01/2010       Aa1       2,035,000      2,347,963
   State of Washington, General Obligation Bonds, Series 1993A         5.750%   10/01/2012       Aa1       4,435,000      5,121,981
   State of Washington, General Obligation Bonds, Series 1993A         5.750%   10/01/2012       Aa1       65,000         75,257
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                      4.600%   06/01/2013       Aaa       1,000,000      1,036,540
   Seattle, Washington, Water System Revenue 1998                      5.000%   10/01/2013       Aa2       2,495,000      2,712,863
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                      4.650%   06/01/2014       Aaa       2,055,000      2,123,966
                                                                                                                        -----------
                                                                                                                         15,938,570
                                                                                                                        -----------

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                November 30, 2003

                                                                                             Rating
                                                                      Coupon    Maturity     (Moody's     Principal
                                                                       rate       date      or S&P)(a)     amount         Value
                                                                      ------   ----------   ----------   ----------   ------------
Long-term Municipal Bonds (Cont.)

West Virginia (0.6%)

   State of West Virginia, State Road General Obligation Bonds,
      Series 1998                                                     5.000%   06/01/2013      Aaa       $2,540,000   $  2,761,869
                                                                                                                      ------------
Wisconsin (2.9%)
   State of Wisconsin, General Obligation Bonds of 1995, Series A
      (Prerefunded to 5-1-2005 @ 100)                                 6.000%   05/01/2008      Aaa        2,000,000      2,135,360
   State of Wisconsin, General Obligation Refunding Bonds of 1993,
      Series 2                                                        5.125%   11/01/2010      Aa3        2,500,000      2,809,075
   Dane County, Wisconsin, General Obligation Refunding Bonds,
      Series 1998B                                                    4.800%   03/01/2012      Aaa        2,180,000      2,311,912
   Dane County, Wisconsin, General Obligation Refunding Bonds,
      Series 1998B                                                    4.800%   03/01/2013      Aaa        2,220,000      2,346,207
   City of Appleton, Outagamie, Winnebago, and Calumet Counties,
      Wisconsin, Water System Revenue Refunding Bonds, Series 2001    5.375%   01/01/2016      Aaa        2,985,000      3,288,097
                                                                                                                      ------------
                                                                                                                        12,890,651
                                                                                                                      ------------
Wyoming (0.4%)
   Natrona County, Wyoming, School District No. 1 General
      Obligation Bonds, Series 1994 (Prerefunded to 7-1-2004 @ 100)   5.450%   07/01/2006      Aaa        1,600,000      1,640,432
                                                                                                                      ------------
Total Long-term Municipal Bonds (d)
   (cost $403,317,116)                                                                                                 433,673,239
                                                                                                                      ------------
Short-term Municipal Bonds (0.6%)

North Carolina (0.6%)
   City of Winston Salem, North Carolina, Variable Rate Water and
      Sewer System Revenue Bonds, Series 2002(c)                      1.090%   06/01/2030      Aa2        2,490,000      2,490,000
                                                                                                                      ------------
Total Short-term Municipal Bonds
   (cost $2,490,000)                                                                                                     2,490,000
                                                                                                                      ------------

                                                                                                           Shares        Value
                                                                                                          ---------   ------------
Short-term Investments (1.7%)

   JP Morgan Vista Treasury Plus Money Market Fund                                                        7,767,178   $  7,767,178
                                                                                                                      ------------
Total Short-term Investments
   (cost $7,767,178)                                                                                                     7,767,178
                                                                                                                      ------------
TOTAL INVESTMENTS (100.9%)
   (cost $413,574,294)                                                                                                 443,930,417

LIABILITIES, NET OF OTHER ASSETS (-0.9%)                                                                                (4,012,571)
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                   $439,917,846
                                                                                                                      ============

(a)  Ratings are not audited.
(b)  Securities purchased on a "when issued" basis.
(c) Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.
(d) Long-term Municipal Bonds consisted of 16.78% Advanced Refund Bonds, 62.80% General Obligation Bonds and 20.42% Municipal Revenue Bonds.

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                November 30, 2003

                                                                                                                    Municipal Bond
                                                                      Growth Fund    Balanced Fund   Interim Fund       Fund
                                                                    --------------   -------------   ------------   --------------
Assets
   Investments in securities

      At identified cost                                            $1,377,537,593    629,546,490     219,579,091    413,574,294
                                                                    ==============    ===========     ===========    ===========
      At value                                                      $2,560,986,091    941,537,417     225,811,107    443,930,417
   Receivable for:
      Dividends and interest                                             6,244,870      6,116,787       1,814,149      6,806,919
      Shares of the Fund sold                                            4,909,244      1,603,649         782,881        289,909
   Prepaid expenses                                                          2,760          1,073             380            493
                                                                    --------------    -----------     -----------    -----------
      Total assets                                                   2,572,142,965    949,258,926     228,408,517    451,027,738
                                                                    --------------    -----------     -----------    -----------
Liabilities and Net Assets
   Distributions to shareowners                                                 --             --       1,364,061      3,225,998
   Payable for:
      Shares of the Fund redeemed                                          158,732        404,147         937,867          3,660
      Securites purchased                                                       --             --              --      7,704,200
      Manager                                                              729,789        302,358          96,919        151,511
   Accrued liabilities                                                      67,333         34,415          15,603         24,523
                                                                    --------------    -----------     -----------    -----------
      Total liabilities                                                    955,854        740,920       2,414,450     11,109,892
                                                                    --------------    -----------     -----------    -----------
   Net assets applicable to shares outstanding of common stock      $2,571,187,111    948,518,006     225,994,067    439,917,846
                                                                    --------------    -----------     -----------    -----------
   Fund shares outstanding                                              59,475,471     20,101,233      22,560,775     50,163,149
   Net asset value, offering price and redemption price per share   $        43.23          47.19           10.02           8.77
                                                                    ==============    ===========     ===========    ===========
Analysis of Net Assets
   Paid in capital                                                  $1,414,016,530    630,288,718     227,659,171    409,291,962
   Accumulated net realized gain (loss)                                (46,499,384)    (4,910,618)     (7,929,304)       269,761
   Net unrealized appreciation                                       1,183,448,498    311,990,927       6,232,016     30,356,123
   Undistributed net investment income                                  20,221,467     11,148,979          32,184             --
                                                                    --------------    -----------     -----------    -----------
   Net assets applicable to shares outstanding                      $2,571,187,111    948,518,006     225,994,067    439,917,846
                                                                    ==============    ===========     ===========    ===========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                            STATEMENTS OF OPERATIONS
                          Year Ended November 30, 2003

                                                                                                                  Municipal Bond
                                                                     Growth Fund   Balanced Fund   Interim Fund        Fund
                                                                    ------------   -------------   ------------   --------------
Investment Income:
   Dividends                                                        $ 44,440,413     10,785,587             --              --
   Interest                                                              375,110     18,066,736      9,468,991          47,844
   Tax-exempt interest                                                        --             --             --      19,974,097
                                                                    ------------     ----------     ----------      ----------
                                                                      44,815,523     28,852,323      9,468,991      20,021,941
   Less: foreign withholding taxes                                       541,608        150,750             --              --
                                                                    ------------     ----------     ----------      ----------
      Total investment income                                         44,273,915     28,701,573      9,468,991      20,021,941

Expenses:
   Investment advisory and management fees                             2,416,468      1,004,052        329,103         511,883
   Reports to shareowners                                                 76,695         33,770         13,983          11,146
   Professional fees                                                      70,981         43,696         22,826          38,665
   Trustees' fees                                                         63,437         23,890          7,500          12,784
   ICI dues                                                               39,230         14,210          4,555           8,178
   Registration fees                                                      34,675         29,800         25,576          24,352
   Custodian fees                                                          9,749          1,599          2,146           3,042
   Fidelity bond expense                                                   4,616          1,720            502           1,029
   Security evaluation fees                                                2,515          9,304          1,593          25,863
                                                                    ------------     ----------     ----------      ----------
      Total expenses                                                   2,718,366      1,162,041        407,784         636,942
                                                                    ------------     ----------     ----------      ----------
Net investment income                                                 41,555,549     27,539,532      9,061,207      19,384,999

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                   (1,797,460)     3,369,553      1,110,197         269,761
   Change in net unrealized appreciation or depreciation on
      investments                                                    253,544,403     64,306,304     (2,505,720)      6,440,924
                                                                    ------------     ----------     ----------      ----------
Net realized and unrealized gain (loss) on investments               251,746,943     67,675,857     (1,395,523)      6,710,685
                                                                    ------------     ----------     ----------      ----------
Net change in net assets resulting from operations                  $293,302,492     95,215,389      7,665,684      26,095,684
                                                                    ============     ==========     ==========      ==========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               Growth Fund
                                                                                      ------------------------------
Years ended November 30                                                                    2003            2002
-----------------------                                                               --------------   -------------
From operations:
   Net investment income                                                              $   41,555,549      35,556,763
   Net realized gain (loss)                                                               (1,797,460)    (44,701,924)
   Change in net unrealized appreciation or depreciation                                 253,544,403    (268,550,825)
                                                                                      --------------   -------------
Net change in net assets resulting from operations                                       293,302,492    (277,695,986)

Undistributed net investment income included in price of shares issued and redeemed          395,841         (24,452)

Distributions to shareowners from and in excess of:
   Net investment income                                                                 (38,321,473)    (34,293,836)
   Net realized gain                                                                              --     (24,631,086)
                                                                                      --------------   -------------
Total distributions to shareowners                                                       (38,321,473)    (58,924,922)

From Fund share transactions:
   Proceeds from shares sold                                                             249,585,788     240,178,032
   Reinvestment of distributions                                                          36,774,779      56,719,873
                                                                                      --------------   -------------
                                                                                         286,360,567     296,897,905
   Less payments for shares redeemed                                                     198,294,443     269,297,332
                                                                                      --------------   -------------
                                                                                          88,066,124      27,600,573
Net increase (decrease) in net assets from Fund share transactions                    --------------   -------------
                                                                                         343,442,984    (309,044,787)
Total increase (decrease) in net assets                                               --------------   -------------

Net assets:
   Beginning of period                                                                 2,227,744,127   2,536,788,914
                                                                                      --------------   -------------
   End of Period*                                                                     $2,571,187,111   2,227,744,127
                                                                                      ==============   =============
*Including undistributed net investment income                                            20,221,467      16,987,390
                                                                                      ==============   =============
Share Information
   Sold                                                                                    6,471,448       5,886,463
   Issued in reinvestment of distributions                                                   956,378       1,332,160
   Redeemed                                                                               (5,218,956)     (6,872,811)
                                                                                      --------------   -------------
Net increase (decrease)                                                                    2,208,870         345,812
                                                                                      ==============   =============

                 See accompanying notes to financial statements.

       Balanced Fund              Interim Fund             Municipal Bond Fund
-------------------------   -------------------------   -------------------------
    2003         2002          2003          2002          2003           2002
-----------   -----------   -----------   -----------   -----------   -----------
 27,539,532    26,876,667     9,061,207     8,130,297    19,384,999    18,835,691
  3,369,553    (5,130,260)    1,110,197        30,762       269,761       397,954
 64,306,304   (66,161,491)   (2,505,720)    3,200,947     6,440,924     5,480,862
-----------   -----------   -----------   -----------   -----------   -----------
 95,215,389   (44,415,084)    7,665,684    11,362,006    26,095,684    24,714,507

    460,593       (48,955)           --            --            --            --

(26,880,998)  (27,363,132)   (9,061,207)   (8,130,297)  (19,384,999)  (18,835,691)
         --      (507,022)           --            --      (376,934)           --
-----------   -----------   -----------   -----------   -----------   -----------
(26,880,998)  (27,870,154)   (9,061,207)   (8,130,297)  (19,761,933)  (18,835,691)

111,046,546    89,171,860    99,209,279   142,983,853    37,470,607    37,064,687
 25,719,169    26,632,543     8,626,472     7,595,335    14,777,858    13,978,215
-----------   -----------   -----------   -----------   -----------   -----------
136,765,715   115,804,403   107,835,751   150,579,188    52,248,465    51,042,902
 81,779,741   106,547,446   123,739,645    83,313,448    36,395,713    27,027,911
-----------   -----------   -----------   -----------   -----------   -----------
 54,985,974     9,256,957   (15,903,894)   67,265,740    15,852,752    24,014,991
-----------   -----------   -----------   -----------   -----------   -----------
123,780,958   (63,077,236)  (17,299,417)   70,497,449    22,186,503    29,893,807
-----------   -----------   -----------   -----------   -----------   -----------

824,737,048   887,814,284   243,293,484   172,796,035   417,731,343   387,837,536
-----------   -----------   -----------   -----------   -----------   -----------
948,518,006   824,737,048   225,994,067   243,293,484   439,917,846   417,731,343
===========   ===========   ===========   ===========   ===========   ===========
 11,148,979     8,649,062        32,184            --            --            --
===========   ===========   ===========   ===========   ===========   ===========

  2,551,121     2,022,244     9,765,388    14,322,124     4,279,427     4,303,461
    591,835       592,145       845,702       765,893     1,673,943     1,630,161
 (1,902,147)   (2,459,694)  (12,201,266)   (8,382,730)   (4,157,800)   (3,142,989)
-----------   -----------   -----------   -----------   -----------   -----------
  1,240,809       154,695    (1,590,176)    6,705,287     1,795,570     2,790,633
===========   ===========   ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS

1.   Objective

The State Farm Associates' Funds Trust (the "Trust") has four separate investment portfolios (the "Funds"). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund invests in bonds and preferred stocks to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Fund seeks to achieve its investment objective through investment in high quality debt securities with short-term (six or seven years) and intermediate-term (up to fifteen years) maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified selection of Municipal Bonds with maturities of one to seventeen years.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

2.   Significant accounting policies

Securities valuation

Investments are stated at value. Stocks traded on domestic or foreign securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation on the exchange in which the security is traded most extensively or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price
(NOCP). Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a "when-issued" basis

The Municipal Bond Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At November 30, 2003, there were commitments of $7,704,201 for such securities included in the investment portfolio.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute

                       STATE FARM ASSOCIATES' FUNDS TRUST
all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of November 30, 2003, the Funds' aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

================================================================================
                                                       Growth         Balanced
                                                        Fund            Fund
                                                   --------------   ------------
Cost of Investments
for Federal Tax Purposes                           $1,377,537,593   631,081,442
Gross Unrealized Appreciation                       1,270,573,648   323,173,690
Gross Unrealized (Depreciation)                       (87,125,150)  (12,717,715)
Net Unrealized Appreciation
(Depreciation)                                      1,183,448,498   310,455,975
================================================================================

================================================================================
                                                      Interim     Municipal Bond
                                                       Fund           Fund
                                                   ------------   --------------
Cost of Investments
for Federal Tax Purposes                           $221,161,010     413,574,294
Gross Unrealized Appreciation                         5,396,466      30,435,603
Gross Unrealized (Depreciation)                        (746,369)        (79,480)
Net Unrealized Appreciation
Depreciation)                                         4,650,097      30,356,123
================================================================================

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the respective Fund.

The tax character of distributions for all Funds (including distributions declared but not yet paid) were the same as the distributions reflected in the statement of changes in net assets. On December 19, 2003 the Growth Fund declared an ordinary income dividend of $0.375 per share to shareowners of record on December 18, 2003 (reinvestment date December 19, 2003).

On December 19, 2003 the Balanced Fund declared an ordinary income dividend of $0.71 per share to shareowners of record on December 18, 2003 (reinvestment date December 19, 2003).

On December 19, 2003, the Municipal Bond Fund declared a capital gain distribution of $0.0539 per share to shareowners of record on December 18, 2003 (reinvestment date December 19, 2003).

At November 30, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

==============================================================================
Expiration                                   Growth      Balanced    Interim
   year                                       Fund         Fund       Fund
----------                                -----------   ---------   ---------

2005                                               --          --     652,404

2006                                               --          --     994,996

2007                                               --          --     884,533

2008                                               --          --   3,819,121

2009                                               --          --   1,179,218

2010                                      $44,701,924   4,910,618     399,032

2011                                        1,797,460          --          --
----                                      -----------   ---------   ---------
Total:                                    $46,499,384   4,910,618   7,929,304
==============================================================================

The undistributed net investment income in accordance with federal tax regulations at November 30, 2003 for the Growth and Balanced Funds was $20,221,467 and $12,683,929 respectively. For the Balanced Fund, the difference between this amount and the undistributed net investment income reported on the Statement of Assets and Liabilities relates amortization taken for book purposes but not yet recognized for federal income tax purposes for securities held as of November 30, 2001.

The undistributed net investment income (including distributions declared but not yet paid) in accordance with federal tax regulations at November 30, 2003 for the Interim and Municipal Bond Funds was $1,396,245 and $3,225,998

                       STATE FARM ASSOCIATES' FUNDS TRUST
respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities relates to distributions payable to shareowners at November 30, 2003.

The accumulated net realized gain in accordance with federal tax regulations at November 30, 2003, for the Municipal Bond Fund was distributable as long-term capital gain.

Equalization accounting

A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income for the Growth Fund and Balanced Fund. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

Effective December 1, 2003, the Growth and Balanced Funds discontinued the use of equalization accounting. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in $8,141,623 and $13,261,734 reductions in undistributed net investment income for the Growth Fund and Balanced Fund, respectively, and corresponding increases in paid in capital.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to current year presentation.

3.   Transactions with affiliates

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

================================================================================
Growth Fund      .20% of the first $100 million of average net assets
                 .15% of the next $100 million of average net assets
                 .10% of the average net assets in excess of $200 million

Balanced Fund    .20% of the first $100 million of average net assets
                 .15% of the next $100 million of average net assets
                 .10% of the average net assets in excess of $200 million

Interim Fund     .20% of the first $50 million of average net assets
                 .15% of the next $50 million of average net assets
                 .10% of the average net assets in excess of $100 million

Municipal Bond   .20% of the first $50 million of average net assets
   Fund          .15% of the next $50 million of average net assets
                 .10% of the average net assets in excess of $100 million

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Funds' independent trustees.
================================================================================

                       STATE FARM ASSOCIATES' FUNDS TRUST

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for each of the fiscal years were as follows:

================================================================================
                                                     Year ended     Year ended
                                                     November 30,   November 30,
                                                         2003           2002
                                                     ------------   ------------
Growth Fund
Purchases                                             $84,057,369    163,867,248
Proceeds from sales                                    38,316,955    135,657,173
Balanced Fund
Purchases                                              71,961,267     55,900,116
Proceeds from sales                                    37,370,205     48,401,755
Interim Fund
Purchases                                              59,173,008     81,241,835
Proceeds from sales                                    71,798,203     17,036,797
Municipal Bond Fund
Purchases                                              80,437,554     87,165,205
Proceeds from sales                                    66,258,092     56,629,931
================================================================================

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                    Year ended November 30,
                                       ------------------------------------------------
                                         2003       2002      2001      2000      1999
                                       --------   -------   -------   -------   -------
Net asset value, beginning of period   $  38.90     44.57     50.52     51.96     44.65

Income from Investment Operations
   Net investment income (a)               0.71      0.61      0.60      0.65      0.62
   Net gain (loss) on investments
      (both realized and unrealized)       4.29     (5.25)    (5.79)    (1.21)     7.33
                                       --------   -------   -------   -------   -------
   Total from investment operations        5.00     (4.64)    (5.19)    (0.56)     7.95
                                       --------   -------   -------   -------   -------

Less Distributions
   Net investment income                  (0.67)    (0.60)    (0.61)    (0.65)    (0.59)
   Net realized gain                         --     (0.43)    (0.15)    (0.23)    (0.05)
                                       --------   -------   -------   -------   -------
   Total distributions                    (0.67)    (1.03)    (0.76)    (0.88)    (0.64)
                                       --------   -------   -------   -------   -------
Net asset value, end of period         $  43.23     38.90     44.57     50.52     51.96
                                       ========   =======   =======   =======   =======
Total Return                              13.06%   (10.61)%  (10.41)%   (1.20)%   17.93%

Ratios/Supplemental Data
Net assets, end of period (millions)   $2,571.2   2,227.7   2,536.8   2,842.7   2,786.4

Average net asset ratios
   Expenses                                0.12%     0.12%     0.13%     0.11%     0.12%
   Net investment income                   1.83%     1.51%     1.29%     1.16%     1.27%

Portfolio turnover rate                       2%        6%        5%        3%        2%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                Year ended November 30,
                                       ---------------------------------------
                                        2003     2002     2001    2000    1999
                                       ------   ------   -----   -----   -----
Net asset value, beginning of period   $43.73   $47.46   51.25   52.79   49.54

Income from Investment Operations
   Net investment income (a) (b)         1.42     1.42    1.48    1.50    1.51
   Net gain (loss) on investments
      (both realized and unrealized)     3.45    (3.67)  (3.80)  (0.91)   3.23
                                       ------   ------   -----   -----   -----
   Total from investment operations      4.87    (2.25)  (2.32)   0.59    4.74
                                       ------   ------   -----   -----   -----

Less Distributions
   Net investment income                (1.41)   (1.45)  (1.47)  (1.56)  (1.47)
   Net realized gain                       --    (0.03)     --   (0.57)  (0.02)
                                       ------   ------   -----   -----   -----
   Total distributions                  (1.41)   (1.48)  (1.47)  (2.13)  (1.49)
                                       ------   ------   -----   -----   -----
Net asset value, end of period         $47.19    43.73   47.46   51.25   52.79
                                       ======   ======   =====   =====   =====
Total Return                            11.44%   (4.81)% (4.63)%  0.97%   9.72%

Ratios/Supplemental Data
Net assets, end of period (millions)   $948.5    824.7   887.8   945.8   990.7

Average net asset ratios
   Expenses                              0.14%    0.13%   0.14%  0.13%   0.13%
   Net investment income (b)             3.22%    3.18%   3.05%  2.74%   2.96%

Portfolio turnover rate                     4%       6%      9%     5%      5%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.09%. Per share, ratios, and supplemental data for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                Year ended November 30,
                                         --------------------------------------
                                          2003     2002    2001    2000    1999
                                         ------   -----   -----   -----   -----

Net asset value, beginning of period     $10.07    9.90    9.55    9.47    9.98

Income from Investment Operations
   Net investment income (a)               0.36    0.43    0.56    0.63    0.64
   Net gain (loss) on investments
      (both realized and unrealized)      (0.05)   0.17    0.35    0.08   (0.51)
                                         ------   -----   -----   -----   -----
   Total from investment operations        0.31    0.60    0.91    0.71    0.13
                                         ------   -----   -----   -----   -----

Less Distributions
   Net investment income                  (0.36)  (0.43)  (0.56)  (0.63)  (0.64)
                                         ------   -----   -----   -----   -----
   Total distributions                    (0.36)  (0.43)  (0.56)  (0.63)  (0.64)
                                         ------   -----   -----   -----   -----
Net asset value, end of period           $10.02   10.07    9.90    9.55    9.47
                                         ======   =====   =====   =====   =====
Total Return                               3.09%   6.18%   9.73%   7.70%   1.35%

Ratios/Supplemental Data
Net assets, end of period (millions)     $226.0   243.3   172.8   114.4   151.6

Average net asset ratios
   Expenses                                0.16%   0.18%   0.20%   0.20%   0.20%
   Net investment income (a)               3.57%   4.23%   5.67%   6.66%   6.63%

Portfolio turnover rate                      25%      9%     17%     12%     12%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease net investment income per share by $0.07, increase net realized and unrealized gains and losses per share by $0.07, and decrease the ratio of net investment income to average net assets by 0.94%. Per share, ratios, and supplemental data for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                Year ended November 30,
                                         --------------------------------------
                                          2003     2002    2001    2000    1999
                                         ------   -----   -----   -----   -----
Net asset value, beginning of period     $ 8.64    8.51    8.24    8.12    8.55

Income from Investment Operations
   Net investment income                   0.39    0.40    0.41    0.42    0.43
   Net gain (loss) on investments
      (both realized and unrealized)       0.14    0.13    0.27    0.12   (0.43)
                                         ------   -----   -----   -----   -----
   Total from investment operations        0.53    0.53    0.68    0.54      --
                                         ------   -----   -----   -----   -----

Less Distributions
   Net investment income                  (0.39)  (0.40)  (0.41)  (0.42)  (0.43)
   Net realized gain                      (0.01)     --      --      --      --
                                         ------   -----   -----   -----   -----
   Total distributions                    (0.40)  (0.40)  (0.41)  (0.42)  (0.43)
                                         ------   -----   -----   -----   -----
Net asset value, end of period           $ 8.77    8.64    8.51    8.24    8.12
                                         ======   =====   =====   =====   =====
Total Return                               6.16%   6.34%   8.39%   6.87%   0.04%

Ratios/Supplemental Data
Net assets, end of period (millions)     $439.9   417.7   387.8   352.5   358.6

Average net asset ratios
   Expenses                                0.15%   0.14%   0.16%   0.15%   0.16%
   Net investment income                   4.44%   4.65%   4.84%   5.23%   5.20%

Portfolio turnover rate                      15%     14%      6%      7%     10%

                 See accompanying notes to financial statements.

                     (This page intentionally left blank.)

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and
Board of Trustees of the State Farm Associates' Funds Trust
    State Farm Growth Fund
    State Farm Balanced Fund
    State Farm Interim Fund
    State Farm Municipal Bond Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund, comprising the State Farm Associates' Funds Trust as of November 30, 2003, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of November 30, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Associates' Funds Trust at November 30, 2003 the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

December 19, 2003
Chicago, Illinois

          Management Information - State Farm Associates' Funds Trust

I. Information about Non-Interested (Independent) Trustees of State Farm Associates' Funds Trust

                                                                                                                   Number of
                                                                                                                   Portfolios
                                                                                                                    in Fund
                            Position                                                                                Complex
                            Held with    Length of Time Served                                                      Overseen
Name, Address, and Age        Fund        and Term of Office       Principal Occupation(s) During the Past 5 years by Trustee
----------------------      --------- ---------------------------- ----------------------------------------------- ----------
Thomas M. Mengler            Trustee  Began service in 1998 to         DEAN and PROFESSOR OF LAW - University          25
1000 LaSalle Avenue                   the predecessor of the Trust     of St. Thomas School of Law (since
Minneapolis, MN 55403                 and serves until successor       6/2002); DEAN - University of Illinois
Age 50                                is elected or appointed.         College of Law (8/1993-6/2002); TRUSTEE
                                                                       - State Farm Variable Product Trust,
                                                                       State Farm Mutual Fund Trust.
------------------------------------------------------------------------------------------------------------------------------
James A. Shirk               Trustee  Began service in 1987 to         DIRECTOR and PRESIDENT - Beer Nuts,             25
103 North Robinson                    the predecessor of the Trust     Inc. (manufacturer of snack foods);
Bloomington, Illinois 61701           and serves until successor       TRUSTEE - State Farm Variable Product
Age 59                                is elected or appointed.         Trust, State Farm Mutual Fund Trust.
------------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini           Trustee  Began service in 2001 and        CHANCELLOR (since 2003) - Texas                 25
Office of the Chancellor              serves until successor is        Christian University; PRESIDENT -
Box # 297080                          elected or appointed.            (1999-2003) and VICE PRESIDENT
Fort Worth, TX 76129                                                   (1997-1999) - Illinois State
Age 47                                                                 University; TRUSTEE - State Farm
                                                                       Variable Product Trust, State Farm
                                                                       Mutual Fund Trust.
------------------------------------------------------------------------------------------------------------------------------
David L. Vance               Trustee  Began service in 2001 and        PRESIDENT (since 2000) - Caterpillar            25
100 N.E. Adams St.                    serves until successor is        University; CHIEF ECONOMIST AND MANAGER
Peoria, Illinois 61629                elected or appointed.            of the Business Intelligence Group
Age 51                                                                 (since 1994) - Caterpillar, Inc.;
                                                                       TRUSTEE - State Farm Variable Product
                                                                       Trust, State Farm Mutual Fund Trust.
------------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer           Trustee  Began service in 2001 and        CHAIRMAN - Altorfer, Inc. (dealer in            25
4200 Rodger Street                    serves until successor is        heavy machinery and equipment); TRUSTEE
Springfield, Illinois 62703           elected or appointed.            - State Farm Variable Product Trust,
Age 60                                                                 State Farm Mutual Fund Trust.


                                                                                Other
                                                                            Directorships
                                                                               Held by
Name, Address, and Age      Principal Occupation(s) During the Past 5 years    Trustee
----------------------      ----------------------------------------------- -------------
Thomas M. Mengler               DEAN and PROFESSOR OF LAW - University          None
1000 LaSalle Avenue             of St. Thomas School of Law (since
Minneapolis, MN 55403           6/2002); DEAN - University of Illinois
Age 50                          College of Law (8/1993-6/2002); TRUSTEE
                                - State Farm Variable Product Trust,
                                State Farm Mutual Fund Trust.
-----------------------------------------------------------------------------------------
James A. Shirk                  DIRECTOR and PRESIDENT - Beer Nuts,             None
103 North Robinson              Inc. (manufacturer of snack foods);
Bloomington, Illinois 61701     TRUSTEE - State Farm Variable Product
Age 59                          Trust, State Farm Mutual Fund Trust.
-----------------------------------------------------------------------------------------
Victor J. Boschini              CHANCELLOR (since 2003) - Texas                 None
Office of the Chancellor        Christian University; PRESIDENT -
Box # 297080                    (1999-2003) and VICE PRESIDENT
Fort Worth, TX 76129            (1997-1999) - Illinois State
Age 47                          University; TRUSTEE - State Farm
                                Variable Product Trust, State Farm
                                Mutual Fund Trust.
-----------------------------------------------------------------------------------------
David L. Vance                  PRESIDENT (since 2000) - Caterpillar            None
100 N.E. Adams St.              University; CHIEF ECONOMIST AND MANAGER
Peoria, Illinois 61629          of the Business Intelligence Group
Age 51                          (since 1994) - Caterpillar, Inc.;
                                TRUSTEE - State Farm Variable Product
                                Trust, State Farm Mutual Fund Trust.
-----------------------------------------------------------------------------------------
Donald A. Altorfer              CHAIRMAN - Altorfer, Inc. (dealer in            None
4200 Rodger Street              heavy machinery and equipment); TRUSTEE
Springfield, Illinois 62703     - State Farm Variable Product Trust,
Age 60                          State Farm Mutual Fund Trust.

          Management Information - State Farm Associates' Funds Trust

II. Information about Officers and Interested Trustees of State Farm Associates' Funds Trust

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                          in Fund
                            Position   Length of Time                                                     Complex
                            Held with  Served and Term                                                    Overseen
Name, Address, and Age        Fund        of Office      Principal Occupation(s) During the Past 5 years by Trustee
----------------------      --------- ------------------ ----------------------------------------------- ----------
Edward B. Rust, Jr.*         Trustee  Began service in       CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE         25
One State Farm Plaza           and    1991 to the            OFFICER, and DIRECTOR - State Farm
Bloomington, Illinois 61710 President predecessor of the     Mutual Automobile Insurance Company;
Age 53                                Trust and serves       PRESIDENT and DIRECTOR - State Farm VP
                                      until successor is     Management Corp., State Farm Investment
                                      elected or             Management Corp.; PRESIDENT and TRUSTEE
                                      appointed.             - State Farm Variable Product Trust,
                                                             State Farm Mutual Fund Trust.
--------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord*         Trustee,  Began service in       SENIOR VICE PRESIDENT and TREASURER            25
One State Farm Plaza         Senior   1989 to the            (since 12/2002), VICE PRESIDENT and
Bloomington, Illinois 61710   Vice    predecessor of the     TREASURER (7/2001-12/2002), and VICE
Age 44                      President Trust and serves       PRESIDENT and ASSISTANT TREASURER
                               and    until successor is     (1/1999 - 7/2001) - State Farm Mutual
                            Treasurer elected or             Automobile Insurance Company; DIRECTOR,
                                      appointed.             SENIOR VICE PRESIDENT and TREASURER
                                                             (since 12/2002); VICE PRESIDENT and
                                                             ASSISTANT SECRETARY-TREASURER
                                                             (6/2001-12/2002) and ASSISTANT
                                                             SECRETARY-TREASURER (before 6/2001) -
                                                             State Farm Investment Management Corp.,
                                                             State Farm VP Management Corp.;
                                                             TRUSTEE, SENIOR VICE PRESIDENT and
                                                             TREASURER (since 12/2002), VICE
                                                             PRESIDENT and ASSISTANT
                                                             SECRETARY-TREASURER (6/2001 - 12/2002),
                                                             and ASSISTANT SECRETARY-TREASURER
                                                             (before 6/2001) - State Farm Variable
                                                             Product Trust, State Farm Mutual Fund
                                                             Trust.
--------------------------------------------------------------------------------------------------------------------
Jack W. North                Senior   Began service in       EXECUTIVE VICE PRESIDENT - FINANCIAL           N/A
One State Farm Plaza          Vice    2001 and serves        SERVICES (since 2001) and SENIOR VICE
Bloomington, Illinois 61710 President until removed.         PRESIDENT (before 2001) - State Farm
Age 56                                                       Mutual Automobile Insurance Company;
                                                             SENIOR VICE PRESIDENT and DIRECTOR
                                                             (since 2001) - State Farm Investment
                                                             Management Corp., State Farm VP
                                                             Management Corp.; SENIOR VICE PRESIDENT
                                                             (since 2001) - State Farm Variable
                                                             Product Trust, State Farm Mutual Fund
                                                             Trust.
--------------------------------------------------------------------------------------------------------------------
Paul N. Eckley               Senior   Began service in       SENIOR VICE PRESIDENT - INVESTMENTS -          N/A
One State Farm Plaza          Vice    1999 to the            State Farm Mutual Automobile Insurance
Bloomington, Illinois 61710 President predecessor of the     Company; SENIOR VICE PRESIDENT - State
Age 49                                Trust and serves       Farm Investment Management Corp., State
                                      until removed.         Farm Variable Product Trust, State Farm
                                                             Mutual Fund Trust.
--------------------------------------------------------------------------------------------------------------------
Susan D. Waring               Vice    Began service in       SENIOR VICE PRESIDENT and CHIEF                N/A
One State Farm Plaza        President 2000 to the            ADMINISTRATIVE OFFICER (since 2001)
Bloomington, Illinois 61710           predecessor of the     -State Farm Life Insurance Company;
Age 54                                Trust and serves       VICE PRESIDENT (before 2001) - State
                                      until removed.         Farm Mutual Automobile Insurance
                                                             Company; SENIOR VICE PRESIDENT and
                                                             DIRECTOR (since 2001) - State Farm VP
                                                             Management Corp.; VICE PRESIDENT -
                                                             State Farm Investment Management Corp.,
                                                             State Farm Variable Product Trust,
                                                             State Farm Mutual Fund Trust.
--------------------------------------------------------------------------------------------------------------------
Donald E. Heltner             Vice    Began service in       VICE PRESIDENT - FIXED INCOME - State          N/A
One State Farm Plaza        President 1998 to the            Farm Mutual Automobile Insurance
Bloomington, Illinois 61710           predecessor of the     Company; VICE PRESIDENT - State Farm
Age 56                                Trust and serves       Investment Management Corp., State Farm
                                      until removed.         Variable Product Trust, State Farm
                                                             Mutual Fund Trust.


                                                                                  Other
                                                                              Directorships
                                                                                 Held by
Name, Address, and Age      Principal Occupation(s) During the Past 5 years      Trustee
----------------------      ----------------------------------------------- ------------------
Edward B. Rust, Jr.*            CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE          DIRECTOR -
One State Farm Plaza            OFFICER, and DIRECTOR - State Farm             McGraw-Hill
Bloomington, Illinois 61710     Mutual Automobile Insurance Company;           Corporation;
Age 53                          PRESIDENT and DIRECTOR - State Farm VP          DIRECTOR -
                                Management Corp., State Farm Investment     Caterpillar, Inc.;
                                Management Corp.; PRESIDENT and TRUSTEE         DIRECTOR -
                                - State Farm Variable Product Trust,           Helmerich &
                                State Farm Mutual Fund Trust.                  Payne, Inc.
----------------------------------------------------------------------------------------------
Michael L. Tipsord*             SENIOR VICE PRESIDENT and TREASURER                NONE
One State Farm Plaza            (since 12/2002), VICE PRESIDENT and
Bloomington, Illinois 61710     TREASURER (7/2001-12/2002), and VICE
Age 44                          PRESIDENT and ASSISTANT TREASURER
                                (1/1999 - 7/2001) - State Farm Mutual
                                Automobile Insurance Company; DIRECTOR,
                                SENIOR VICE PRESIDENT and TREASURER
                                (since 12/2002); VICE PRESIDENT and
                                ASSISTANT SECRETARY-TREASURER
                                (6/2001-12/2002) and ASSISTANT
                                SECRETARY-TREASURER (before 6/2001) -
                                State Farm Investment Management Corp.,
                                State Farm VP Management Corp.;
                                TRUSTEE, SENIOR VICE PRESIDENT and
                                TREASURER (since 12/2002), VICE
                                PRESIDENT and ASSISTANT
                                SECRETARY-TREASURER (6/2001 - 12/2002),
                                and ASSISTANT SECRETARY-TREASURER
                                (before 6/2001) - State Farm Variable
                                Product Trust, State Farm Mutual Fund
                                Trust.
----------------------------------------------------------------------------------------------
Jack W. North                   EXECUTIVE VICE PRESIDENT - FINANCIAL               N/A
One State Farm Plaza            SERVICES (since 2001) and SENIOR VICE
Bloomington, Illinois 61710     PRESIDENT (before 2001) - State Farm
Age 56                          Mutual Automobile Insurance Company;
                                SENIOR VICE PRESIDENT and DIRECTOR
                                (since 2001) - State Farm Investment
                                Management Corp., State Farm VP
                                Management Corp.; SENIOR VICE PRESIDENT
                                (since 2001) - State Farm Variable
                                Product Trust, State Farm Mutual Fund
                                Trust.
----------------------------------------------------------------------------------------------
Paul N. Eckley                  SENIOR VICE PRESIDENT - INVESTMENTS -              N/A
One State Farm Plaza            State Farm Mutual Automobile Insurance
Bloomington, Illinois 61710     Company; SENIOR VICE PRESIDENT - State
Age 49                          Farm Investment Management Corp., State
                                Farm Variable Product Trust, State Farm
                                Mutual Fund Trust.
----------------------------------------------------------------------------------------------
Susan D. Waring                 SENIOR VICE PRESIDENT and CHIEF                    N/A
One State Farm Plaza            ADMINISTRATIVE OFFICER (since 2001)
Bloomington, Illinois 61710     -State Farm Life Insurance Company;
Age 54                          VICE PRESIDENT (before 2001) - State
                                Farm Mutual Automobile Insurance
                                Company; SENIOR VICE PRESIDENT and
                                DIRECTOR (since 2001) - State Farm VP
                                Management Corp.; VICE PRESIDENT -
                                State Farm Investment Management Corp.,
                                State Farm Variable Product Trust,
                                State Farm Mutual Fund Trust.
----------------------------------------------------------------------------------------------
Donald E. Heltner               VICE PRESIDENT - FIXED INCOME - State              N/A
One State Farm Plaza            Farm Mutual Automobile Insurance
Bloomington, Illinois 61710     Company; VICE PRESIDENT - State Farm
Age 56                          Investment Management Corp., State Farm
                                Variable Product Trust, State Farm
                                Mutual Fund Trust.

          Management Information - State Farm Associates' Funds Trust

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                          in Fund       Other
                            Position   Length of Time                                                     Complex   Directorships
                            Held with  Served and Term                                                    Overseen     Held by
Name, Address, and Age        Fund        of Office      Principal Occupation(s) During the Past 5 years by Trustee    Trustee
----------------------      --------- ------------------ ----------------------------------------------- ---------- -------------
John S. Concklin              Vice    Began service in       VICE PRESIDENT - COMMON STOCKS - State         N/A          N/A
One State Farm Plaza        President 1995 to the            Farm Mutual Automobile Insurance
Bloomington, Illinois 61710           predecessor of the     Company; VICE PRESIDENT - State Farm
Age 57                                Trust and serves       Investment Management Corp., State Farm
                                      until removed.         Variable Product Trust, State Farm
                                                             Mutual Fund Trust.
---------------------------------------------------------------------------------------------------------------------------------
Phillip G. Hawkins            Vice    Began service in       VICE PRESIDENT - SECURITIES PRODUCTS           N/A          N/A
Three State Farm Plaza      President 2003 and serves        (since 8/2003), EXECUTIVE ASSISTANT
Bloomington, Illinois 61791           until removed.         (11/2002 - 8/2003), DIRECTOR -
Age 43                                                       STRATEGIC RESOURCES (12/1999 -
                                                             11/2002), AGENCY FIELD EXECUTIVE
                                                             (before 12/1999) - State Farm Mutual
                                                             Automobile Insurance Company;
                                                             VICE PRESIDENT (since 2003) - State
                                                             Farm Investment Management Corp., State
                                                             Farm VP Management Corp., State Farm
                                                             Variable Product Trust, State Farm
                                                             Mutual Fund Trust.
---------------------------------------------------------------------------------------------------------------------------------
David R. Grimes               Vice    Began service in       ASSISTANT VICE PRESIDENT - State Farm          N/A          N/A
Three State Farm Plaza      President 1989 to the            Mutual Automobile Insurance Company;
Bloomington, Illinois 61791    and    predecessor of the     VICE PRESIDENT AND SECRETARY - State
Age 61                      Secretary Trust and serves       Farm Investment Management, Corp.,
                                      until removed and      State Farm VP Management Corp., State
                                      successor is           Farm Variable Product Trust, State Farm
                                      appointed.             Mutual Fund Trust.

---------------------

*Messrs. Rust and Tipsord are "interested" Trustees as defined by the Investment Company Act of 1940 because each is (i) an Officer of State Farm Associates' Funds Trust (the "Trust"), (ii) a Director of State Farm Investment Management Corp., the Trust's investment adviser, (iii) a Director of State Farm VP Management Corp., the Trust's distributor, (iv) an Officer of State Farm Investment Management Corp., and (v) an Officer of State Farm VP Management Corp.

 The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees of the Trust, and the SAI is available without charge upon request. Call toll-free 1-800-447-0740 to request a copy of the SAI.

State Farm Mutual Funds(R)
Three State Farm Plaza, N-1
Bloomington, IL 61791-0001

FORWARDING SERVICE REQUESTED

[LOGO] STATE FARM                                  NOT
       INSURANCE(R)                                FDIC   . May lose value
       Mutual Funds(R)                            INSURED . No bank guarantee

State Farm VP Management Corp.                    There is no assurance that the
(Underwriter and Distributor                      Funds will achieve their
of Securities Products)                           investment objectives.
One State Farm Plaza                              Investment return and
Bloomington, Illinois 61710-0001                  principal value will fluctuate
1-800-447-0740                                    and Fund shares, when
                                                  redeemed, may be worth more or
                                                  less than their original cost.
                                                  State Farm Mutual Funds are
                                                  not insurance products.

                                           1-2004
190-4049-5-CH                    Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrants' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Registrant hereby undertakes to provide a copy of such code of ethics to any person upon request, without charge. To request a copy of the code of ethics, contact the Registrant at 1-800-447-0740.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that no member of the Registrant's Audit Committee possesses all five of the attributes set forth in Item 3 of Form N-CSR that would enable the Board to designate any such member as an audit committee financial expert. However, each of the Audit Committee members possess other relevant business and financial experience, including possessing a number of the five attributes that would otherwise have enabled the Board to have designated that member as an audit committee financial expert. All five members of the Audit Committee are independent under the standards set forth in Item 3 of Form N-CSR. The Audit Committee members also have sufficient knowledge regarding financial matters to address any issues that are likely to come before the Committee. In addition, the Audit Committee has the ability to retain independent accountants, counsel or other consultants, advisors and experts whenever it deems appropriate to assist in such financial matters.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               State Farm Associates' Funds Trust

                                 /s/ Edward B. Rust, Jr.
By  (Signature and Title) *     ------------------------------------------------
                                              Edward B. Rust, Jr.
                                                   President
Date 2/5/2004
     --------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 /s/ Edward B. Rust, Jr.
By  (Signature and Title) *     ------------------------------------------------
                                              Edward B. Rust, Jr.
                                                   President
Date 2/5/2004
     --------

                                 /s/ Michael L. Tipsord
By  (Signature and Title) *     ------------------------------------------------
                                              Michael L. Tipsord,
                                      Senior Vice President and Treasurer
Date 2/5/2004
     --------

* Print the name and title of each signing officer under his or her signature